UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY	10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

SEMI-ANNUAL REPORT

APRIL 30, 2016

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust

Third Avenue Value Fund

Industry Diversification

(Unaudited)

The summary of the Fund’s investments as of April 30, 2016 is as follow:

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at April 30, 2016 (Unaudited)

Principal		Value
Amount ($)	Security†	(Note 1)

Corporate Bonds & Notes - 1.33%
	Consumer Products - 1.33%
23,499,177	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17 (a)(b)(c)(d)	$17,013,404
	Total Corporate Bonds & Notes (Cost $23,499,177)	17,013,404

Shares

Common Stocks & Warrants - 94.12%
	Agricultural Equipment - 2.32%
555,813	AGCO Corp.	29,719,321
	Asset Management - 10.17%
2,114,713	Bank of New York Mellon Corp. (The)	85,096,051
1,329,056	Brookfield Asset Management, Inc., Class A (Canada)	44,948,674
		130,044,725
	Automotive - 3.00%
602,100	General Motors Co.	19,146,780
441,593	Toyota Industries Corp. (Japan)	19,159,815
		38,306,595
	Banks - 11.42%
1,757,349	Comerica, Inc.	78,026,296
1,275,198	KeyCorp	15,672,183
595,800	PNC Financial Services Group, Inc. (The)	52,299,324
		145,997,803
	Consumer Products - 7.36%
311,073	Harman International Industries, Inc.	23,877,964
526,368	Home Products International, Inc. (a)(c)(d)(e)	—
6,398,304	Kingfisher PLC (United Kingdom)	34,020,702
1,178,130	Masco Corp.	36,180,372
		94,079,038
	Diversified Holding Companies - 9.18%
3,711,500	CK Hutchison Holdings, Ltd. (Hong Kong)	44,498,382
938,961	Investor AB, Class B (Sweden)	34,457,821
311,688	Pargesa Holding S.A. (Switzerland)	21,655,379
3,602,000	Wheelock & Co., Ltd. (Hong Kong)	16,716,988
		117,328,570
	Electronic Components - 2.64%
540,900	Anixter International, Inc. (e)	33,698,070
	Forest Products & Paper - 6.48%
2,577,510	Weyerhaeuser Co., REIT	82,789,621
	Industrial Machinery & Equipment - 1.05%
325,700	Johnson Controls, Inc.	13,483,980
	Insurance & Reinsurance - 6.56%
72,073	Alleghany Corp. (e)	37,570,214
55,799	White Mountains Insurance Group, Ltd. (Bermuda)	46,313,170
		83,883,384
		Value
Shares	Security†	(Note 1)

	Manufactured Housing - 4.59%
669,102	Cavco Industries, Inc. (d)(e)	$58,673,554
	Materials - 2.17%
2,533,100	Canfor Corp. (Canada)(e)	27,699,157
	Media & Entertainment - 3.45%
788,800	CBS Corp., Class B, Non-Voting Shares	44,101,808
	Oil & Gas Production & Services - 8.79%
667,100	Apache Corp.	36,290,240
880,606	Devon Energy Corp.	30,539,416
903,950	Total S.A. (France)	45,470,759
		112,300,415
	Pharmaceuticals - 1.52%
464,033	Baxalta, Inc.	19,466,184
	Retailers - 1.46%
200,865	Ralph Lauren Corp.	18,722,627
	Senior Housing - 2.71%
1,879,900	Brookdale Senior Living, Inc. (e)	34,702,954
	Software - 1.66%
1,275,355	Symantec Corp.	21,228,284
	Telecommunications - 2.54%
10,123,456	Vodafone Group PLC (United Kingdom)	32,423,933
	U.S. Real Estate Operating Companies - 2.15%
1,217,794	Tejon Ranch Co. (d)(e)	27,424,721
200,255	Tejon Ranch Co., Warrants, expire 8/31/16 (d)(e)	2,002
		27,426,723
	Utilities - 2.90%
2,276,307	Covanta Holding Corp.	37,012,752
	Total Common Stocks & Warrants (Cost $1,069,816,989)	1,203,089,498

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at April 30, 2016 (Unaudited)

Investment		Value
Amount ($)	Security†	(Note 1)

Limited Partnerships – 0.00% (f)
	Insurance & Reinsurance - 0.00% (f)
1,805,000	Insurance Partners II Equity Fund, L.P. (a)(e)	$14,651
	Total Limited Partnerships (Cost $0)	14,651

Principal
Amount ($)

Short-Term Investment – 3.13%
	U.S. Government Obligations - 3.13%
40,000,000	U.S. Treasury Bill, 0.200%, due 5/5/16 (g)	39,999,111
	Total Short-Term Investment (Cost $39,999,111)	39,999,111
	Total Investment Portfolio - 98.58% (Cost $1,133,315,277)	1,260,116,664
	Other Assets less Liabilities - 1.42%	18,102,291
	NET ASSETS - 100.00%	$1,278,218,955

Notes:

(a)	Fair-valued security.
(b)	Payment-in-kind (“PIK”) security. Income may be paid as additional securities.
(c)	Security subject to restrictions on resale.

Shares/				Market
Principal		Aquisition		Value
Amount($)	Issuer	Date	Cost	Per Unit
526,368	Home Products International, Inc.	5/30/07	$54,667,471	$0.00
$23,499,177	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17	3/16/07 - 4/1/16	23,499,177	72.40

At April 30, 2016, these restricted securities had a total market value of $17,013,404 or 1.33% of net assets.

(d)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(e)	Non-income producing security.
(f)	Amount represents less than 0.01% of net assets.
(g)	Annualized yield at date of purchase.
†	U.S. issuer unless otherwise noted.
REIT: Real Estate Investment Trust.

Country Concentration

% of
Net Assets
United States*	69.84%
Canada	5.68
United Kingdom	5.20
Hong Kong	4.79
Bermuda	3.62
France	3.56
Sweden	2.70
Switzerland	1.69
Japan	1.50
Total	98.58%

* Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Industry Diversification

(Unaudited)

The summary of the Fund’s investments as of April 30, 2016 is as follow:

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at April 30, 2016 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks - 95.70%
	Asset Management - 1.09%
104,132	Legg Mason, Inc.	$3,343,679
	Auto Parts and Services - 6.09%
99,300	Dorman Products, Inc. (a)	5,341,347
166,357	Standard Motor Products, Inc.	5,907,337
92,964	Visteon Corp.	7,406,442
		18,655,126
	Bank & Thrifts - 13.32%
187,982	Commerce Bancshares, Inc.	8,801,317
82,000	Cullen/Frost Bankers, Inc.	5,247,180
101,963	Prosperity Bancshares, Inc.	5,380,588
211,122	Southside Bancshares, Inc.	6,166,874
149,791	UMB Financial Corp.	8,350,848
724,175	Valley National Bancorp	6,850,695
		40,797,502
	Business Services - 2.09%
215,533	Viad Corp.	6,412,107
	Computers-Integrated Systems - 1.19%
163,344	NetScout Systems, Inc. (a)	3,636,037
	Conglomerates - 0.04%
38	Seaboard Corp. (a)	114,114
	Consulting and Information Technology Services - 8.95%
235,192	FTI Consulting, Inc. (a)	9,478,237
220,166	Genpact, Ltd. (Bermuda) (a)	6,140,430
190,422	ICF International, Inc. (a)	7,496,914
101,206	Syntel, Inc. (a)	4,304,291
		27,419,872
	Consumer Products and Services - 5.84%
585,464	1-800-Flowers.com, Inc., Class A (a)	4,595,893
147,182	CST Brands, Inc.	5,559,064
122,658	VCA, Inc. (a)	7,723,774
		17,878,731
	Diversified Holding Companies - 1.67%
879,242	JZ Capital Partners, Ltd. (Guernsey)	5,125,989
	Electronic Components - 5.71%
115,456	Anixter International, Inc. (a)	7,192,909
139,111	Ingram Micro, Inc., Class A	4,861,929
219,650	Insight Enterprises, Inc. (a)	5,427,552
		17,482,390
	Energy Exploration & Production - 0.54%
46,653	Carrizo Oil & Gas, Inc. (a)	1,650,117
	Energy Services - 1.13%
113,052	SemGroup Corp., Class A	3,466,174
	Forest Products & Paper - 1.90%
547,305	Interfor Corp. (Canada) (a)	4,758,984
46,411	PH Glatfelter Co.	1,064,204
		5,823,188
	Healthcare - 3.49%
109,000	Patterson Cos., Inc.	4,725,150
		Value
Shares	Security†	(Note 1)

Healthcare (continued)
38,307	Teleflex, Inc.	$5,967,464
		10,692,614
	Home Building - 1.84%
352,434	WCI Communities, Inc. (a)	5,631,895
	Industrial Capital Equipment Manufacturers - 1.64%
92,400	Barnes Group, Inc.	3,002,076
67,366	SPX Flow, Inc. (a)	2,018,285
		5,020,361
	Industrial Equipment - 3.70%
124,006	Alamo Group, Inc.	6,998,899
39,667	CIRCOR International, Inc.	2,239,202
35,771	EnerSys	2,087,953
		11,326,054
	Industrial Services - 14.34%
102,857	ABM Industries, Inc.	3,308,910
156,718	Cubic Corp.	6,514,767
126,707	EMCOR Group, Inc.	6,142,755
171,587	Interface, Inc.	2,920,411
129,046	Multi-Color Corp.	7,720,822
115,900	MYR Group, Inc. (a)	2,956,609
149,244	Tetra Tech, Inc.	4,387,774
39,110	UniFirst Corp.	4,238,742
122,819	World Fuel Services Corp.	5,739,332
		43,930,122
	Insurance & Reinsurance - 1.08%
6,343	Alleghany Corp. (a)	3,306,479
	Metals Manufacturing - 1.48%
47,976	Kaiser Aluminum Corp.	4,549,564
	Pharmaceutical Intermediate - 1.20%
76,385	Cambrex Corp. (a)	3,684,812
	Retailers - 1.40%
174,700	DSW, Inc., Class A	4,292,379
	Securities Trading/Processing Services - 3.65%
97,548	Broadridge Financial Solutions, Inc.	5,837,272
44,400	DST Systems, Inc.	5,358,192
		11,195,464
	Software and Services - 3.23%
203,687	Allscripts Healthcare Solutions, Inc. (a)	2,729,406
73,998	CSG Systems International, Inc.	3,284,031
152,155	Progress Software Corp. (a)	3,882,996
		9,896,433
	Specialty Pharmaceuticals - 0.74%
49,933	ANI Pharmaceuticals, Inc. (a)	2,270,454
	Transportation - 1.30%
62,554	Kirby Corp. (a)	3,992,196
	U.S. Real Estate Investment Trusts - 1.15%
100,819	Tanger Factory Outlet Centers, Inc.	3,536,731

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at April 30, 2016 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	U.S. Real Estate Operating Companies - 5.90%
129,227	Alico, Inc.	$3,735,953
331,067	Brookdale Senior Living, Inc. (a)	6,111,497
189,053	Kennedy-Wilson Holdings, Inc.	4,085,435
31,839	Vail Resorts, Inc.	4,127,608
		18,060,493
	Total Common Stocks (Cost $239,365,959)	293,191,077
	Total Investment Portfolio - 95.70% (Cost $239,365,959)	293,191,077
	Other Assets less Liabilities - 4.30%	13,157,879
	NET ASSETS - 100.00%	$306,348,956

Notes:
(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

Country Concentration

% of
Net Assets
United States	90.47%
Bermuda	2.01
Guernsey	1.67
Canada	1.55
Total	95.70%

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Trust

Third Avenue Real Estate Value Fund
Industry Diversification

(Unaudited)

The summary of the Fund’s investments as of April 30, 2016 is as follow:

Industry
Non-U.S. Real Estate Operating Companies
U.S. Real Estate Investment Trusts
Forest Products & Paper
U.S. Real Estate Operating Companies
Banks
Non-U.S. Real Estate Investment Trusts
Retail-Building Products
U.S. Homebuilder
Lodging & Hotels
Consulting/Management
Non-U.S. Real Estate Consulting/Management
Short-Term Investments
Cash & Equivalents (Net)
0
10
20
30
40
% of Net Assets

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at April 30, 2016 (Unaudited)

Principal			Value
Amount		Security†	(Note 1)

Term Loans - 0.16%
		Non-U.S. Real Estate Operating Companies - 0.16%
		Concrete Investment I, Term Loan (Luxembourg):
27,650	EUR	Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/16 (a)(b)(c)	$31,661
19,560	EUR	Tranche A3, 2.000% Cash or Payment-in-kind Interest, due 10/31/16 (a)(b)(c)	22,397
		Concrete Investment II, Term Loan (Luxembourg):
35,249	EUR	Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/16 (a)(b)(c)	40,362
4,890	EUR	Tranche A3, 2.000% Cash or Payment-in-kind Interest, due 10/31/16 (a)(b)(c)	5,599
		IVG Immobilien AG, Term Loan (Germany):
1,193,897	EUR	Tranche A1, 9.500% Cash or Payment-in-kind Interest, due 9/1/17 (a)(b)(c)	1,367,079
1,747,122	EUR	Tranche A2, 9.500% Cash or Payment-in-kind Interest, due 9/1/17 (a)(b)(c)	2,000,552
		Total Term Loans (Cost $4,033,319)	3,467,650

Shares

Common Stocks & Warrants - 90.76%
		Banks - 5.83%
2,452,249		PNC Financial Services Group, Inc., Warrants, expire 12/31/18 (d)	55,102,035
1,156,551		Wells Fargo & Co., Warrants, expire 10/28/18 (d)	18,793,954
1,980,400		Zions Bancorporation	54,500,608
			128,396,597
		Consulting/Management - 1.05%
722,900		FNF Group	23,060,510
		Forest Products & Paper - 9.72%
3,753,700		Rayonier, Inc., REIT	92,641,316
3,777,810		Weyerhaeuser Co., REIT	121,343,257
			213,984,573
		Lodging & Hotels - 1.48%
4,840,038		Millennium & Copthorne Hotels PLC (United Kingdom)	32,573,847
		Non-U.S. Real Estate Consulting/Management - 1.00%
2,034,845		Savills PLC (United Kingdom)	22,061,325
		Non-U.S. Real Estate Investment Trusts - 4.98%
5,066,055		Hammerson PLC (United Kingdom)	43,266,400
1,595,627		Land Securities Group PLC (United Kingdom)	26,392,112
6,547,661		Segro PLC (United Kingdom)	39,961,981
			109,620,493
Shares	Security†	Value (Note 1)

	Non-U.S. Real Estate Operating Companies - 34.43%
2,427,989	Brookfield Asset Management, Inc., Class A (Canada)	$82,114,588
13,919,500	Cheung Kong Property Holdings, Ltd. (Hong Kong)	95,555,360
13,048,450	City Developments, Ltd. (Singapore)	80,919,116
55,114,600	Global Logistic Properties, Ltd. (Singapore)	78,480,469
5,123,260	Globe Trade Centre S.A. (Poland) (d)	9,462,786
13,141,122	Henderson Land Development Co., Ltd. (Hong Kong)	82,164,836
8,396,967	Hysan Development Co., Ltd. (Hong Kong)	37,184,419
106,964,722	Inmobiliaria Colonial S.A. (Spain) (d)	82,061,975
4,367,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	55,200,447
13,014,577	Westfield Corp., REIT (Australia)	99,946,188
11,928,500	Wheelock & Co., Ltd. (Hong Kong)	55,360,518
		758,450,702
	Retail-Building Products - 3.40%
869,830	Lowe’s Cos., Inc.	66,124,477
4,942,453	Tenon, Ltd. (New Zealand) (e)	8,852,000
		74,976,477
	U.S. Homebuilder - 2.12%
1,029,600	Lennar Corp., Class A	46,651,176
	U.S. Real Estate Investment Trusts - 22.23%
1,679,550	Equity Commonwealth (d)	46,876,240
4,068,031	First Industrial Realty Trust, Inc.	93,320,631
4,829,217	Forest City Realty Trust, Inc., Class A	100,351,129
1,264,562	Macerich Co. (The)	96,207,877
731,782	Post Properties, Inc.	41,975,016
1,225,178	Tanger Factory Outlet Centers, Inc.	42,979,244
709,194	Vornado Realty Trust	67,891,142
		489,601,279
	U.S. Real Estate Operating Companies - 4.52%
216,900	Howard Hughes Corp. (The) (d)	22,811,373
1,148,100	Kennedy-Wilson Holdings, Inc.	24,810,441
941,627	Tejon Ranch Co. (d)	21,205,440
139,089	Tejon Ranch Co., Warrants, expire 8/31/16 (d)	1,391
4,206,286	Trinity Place Holdings, Inc. (a)(d)(f)	30,775,533
		99,604,178
	Total Common Stocks & Warrants (Cost $1,508,291,152)	1,998,981,157
Preferred Stocks - 1.75%
	Non-U.S. Real Estate Operating Companies - 1.75%
294,770	Concrete Investment II SCA (Luxembourg) (d)	38,646,962
	Total Preferred Stocks (Cost $41,943,570)	38,646,962

Units

Private Equities - 3.60%
	U.S. Real Estate Operating Companies - 3.60%
28,847,217	FivePoint Holdings LLC, Class A Units *(d)(e)	79,329,846
	Total Private Equities (Cost $75,516,192)	79,329,846

The accompanying notes are an integral part of the financial statements.

8

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2016 (Unaudited)

Notional		Value
Amount($)	Security†	(Note 1)

Purchased Option - 0.10%
	Foreign Currency Call Options - 0.10%
380,000,000	U.S. Currency, strike 8.1400 HKD, expire 8/1/17 (d)	$2,146,772
	Total Purchased Option (Cost $1,282,500)	2,146,772

Principal Amount($)

Short-Term Investment - 0.91%
	U.S. Government Obligations - 0.91%
20,000,000	U.S. Treasury Bill, 0.200%, due 5/5/16 (g)	19,999,556
	Total Short-Term Investment (Cost $19,999,556)	19,999,556
	Total Investment Portfolio - 97.28% (Cost $1,651,066,289)	2,142,571,943
	Other Assets less Liabilities - 2.72% (h)	59,984,886
	NET ASSETS - 100.00%	$2,202,556,829

Notes:

(a)	Fair-valued security.
(b)	Payment-in-kind (“PIK”) security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of April 30, 2016.
(d)	Non-income producing security.
(e)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(f)	Security subject to restrictions on resale.
				Market
		Aquisition		Value
Shares	Issuer	Date	Cost	Per Unit
4,206,286	Trinity Place Holdings, Inc.	10/2/13 - 11/30/15	$18,498,824	$7.32
At April 30, 2016, the restricted security had a total market value of $30,775,533 or 1.40% of net assets.

(g)	Annualized yield at date of purchase.
(h)	Includes restricted cash pledged to and received from counterparties as collateral management for forward foreign currency contracts and options.
*	Name changed from Newhall Holding Co. LLC effective May 4, 2016.
†	U.S. issuer unless otherwise noted.

EUR: Euro.

HKD: Hong Kong Dollar.

REIT: Real Estate Investment Trust.

Country Concentration

% of
Net Assets
United States*	52.97%
Hong Kong	14.87
United Kingdom	7.46
Singapore	7.24
Australia	4.54
Canada	3.73
Spain	3.73
Luxembourg	1.76
Poland	0.43
New Zealand	0.40
Germany	0.15
Total	97.28%

* Includes cash equivalents.

Schedule of Forward Foreign Currency Contracts

			Settlement	Settlement	Value at	Unrealized
Contracts to Sell		Counterparty	Date	Value	4/30/16	Depreciation
54,500,000	EUR	Goldman Sachs & Co.	5/26/16	$61,772,289	$62,455,092	$(682,803)
54,500,000	EUR	Morgan Stanley & Co. LLC	5/26/16	61,761,803	62,455,092	(693,289)
						$(1,376,092)

EUR: Euro.

The accompanying notes are an integral part of the financial statements.

9

Third Avenue Trust

Third Avenue International Value Fund

Industry Diversification

(Unaudited)

The summary of the Fund’s investments as of April 30, 2016 is as follow:

Industry
Diversified Holding Companies
Forest Products & Paper
Real Estate
Metals & Mining
Oil & Gas Production & Services
Building & Construction Products/Services
Retail & Restaurants
Automotive
Corporate Services
Transportation Infrastructure
Media
Engineering & Construction
Agricultural Equipment
Food & Beverage
Capital Goods
Insurance
Other
Cash & Equivalents (Net)
0
5
10
15
% of Net Assets

The accompanying notes are an integral part of the financial statements.

10

Third Avenue Trust

Third Avenue International Value Fund

Portfolio of Investments

at April 30, 2016 (Unaudited)

Principal		Value
Amount($)	Security†	(Note 1)

Corporate Bonds & Notes - 3.17%
	Oil & Gas Production & Services - 3.17%
5,800,000	Petroleum Geo-Services ASA, 7.375%, due 12/15/18 (Norway) (a)	$4,393,500
	Total Corporate Bonds & Notes (Cost $5,296,581)	4,393,500

Shares

Common Stocks - 90.18%
	Agricultural Equipment - 2.93%
524,200	CNH Industrial N.V. (Netherlands)	4,057,308
	Automotive - 4.03%
38,247	Daimler AG (Germany)	2,657,915
81,267	Leoni AG (Germany)	2,927,983
		5,585,898
	Building & Construction Products/Services - 5.85%
4,526,954	Tenon, Ltd. (New Zealand) (b)	8,107,836
	Capital Goods - 2.47%
73,676	Nexans S.A. (France) (c)	3,429,361
	Corporate Services - 3.26%
782,420	Prosegur Cia de Seguridad S.A. (Spain)	4,524,368
	Diversified Holding Companies - 12.11%
329,184	CK Hutchison Holdings, Ltd. (Hong Kong)	3,946,694
1,084,400	Cosan Ltd., Class A (Bermuda)	5,834,072
243,933	Leucadia National Corp.	4,068,803
42,389	Pargesa Holding S.A. (Switzerland)	2,945,092
		16,794,661
	Engineering & Construction - 2.94%
564,780	Amec Foster Wheeler PLC (United Kingdom)	4,075,817
	Financials - 1.87%
440,371	BinckBank N.V. (Netherlands)	2,592,346
	Food & Beverage - 2.50%
772,676	C&C Group PLC (Ireland)	3,470,902
	Forest Products & Paper - 11.49%
400,300	Interfor Corp. (Canada) (c)	3,480,731
50,041,609	Rubicon, Ltd. (New Zealand) (b)(c)	8,735,400
115,443	Weyerhaeuser Co., REIT	3,708,029
		15,924,160
	Insurance - 2.05%
3,419	White Mountains Insurance Group, Ltd. (Bermuda)	2,837,770
	Media - 3.01%
217,563	Vivendi S.A. (France)	4,175,280
	Metals & Mining - 10.36%
612,644	Antofagasta PLC (United Kingdom)	4,325,451
10,528,312	Capstone Mining Corp. (Canada) (c)	6,628,968
868,500	Lundin Mining Corp. (Canada) (c)	3,412,533
		14,366,952
		Value
Shares	Security†	(Note 1)

	Oil & Gas Production & Services - 4.79%
1,347,279	Petroleum Geo-Services ASA (Norway) (c)	$4,767,100
13,899,800	Vard Holdings, Ltd. (Singapore) (c)	1,881,075
		6,648,175
	Real Estate - 10.89%
1,168,397	Atrium European Real Estate, Ltd. (Jersey)	4,950,154
372,184	Cheung Kong Property Holdings, Ltd. (Hong Kong)	2,554,989
3,184,000	Global Logistic Properties, Ltd. (Singapore)	4,533,859
212,000	Henderson Land Development Co., Ltd. (Hong Kong)	1,325,530
256,750	Millennium & Copthorne Hotels PLC (United Kingdom)	1,727,948
		15,092,480
	Retail & Restaurants - 4.72%
1,577,800	Arcos Dorados Holdings, Inc., Class A (British Virgin Islands) (c)	6,547,870
	Telecommunications - 1.86%
506,936	Telefonica Deutschland Holding AG (Germany) .	2,573,804
	Transportation Infrastructure - 3.05%
1,123,689	Santos Brasil Participacoes S.A. (Brazil)	4,231,089
	Total Common Stocks (Cost $171,305,182)	125,036,077
	Total Investment Portfolio - 93.35% (Cost $176,601,763)	129,429,577
	Other Assets less Liabilities - 6.65%	9,222,215
	NET ASSETS - 100.00%	$138,651,792

Notes:

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

11

Third Avenue Trust

Third Avenue International Value Fund

Portfolio of Investments (continued)

at April 30, 2016 (Unaudited)

Country Concentration

% of
Net Assets
New Zealand	12.15%
Canada	9.75
United Kingdom	7.31
Norway	6.61
Bermuda	6.25
Germany	5.89
Hong Kong	5.65
United States	5.61
France	5.48
Netherlands	4.80
British Virgin Islands	4.72
Singapore	4.63
Jersey	3.57
Spain	3.26
Brazil	3.05
Ireland	2.50
Switzerland	2.12
Total	93.35%

The accompanying notes are an integral part of the financial statements.

12

Third Avenue Trust

Statement of Assets and Liabilities

As of April 30, 2016 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund
Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers†	$1,157,002,983	$293,191,077	$2,052,243,325	$112,586,341
Affiliated issuers‡	103,113,681	—	88,181,846	16,843,236
Total investments#	1,260,116,664	293,191,077	2,140,425,171	129,429,577
Cash	21,581,135	13,702,007	60,659,745	6,978,671
Dividends and interest receivable	3,417,941	409,248	3,124,993	2,600,113
Receivable for securities sold	3,328,760	597,767	5,356,046	427,750
Restricted cash pledged to counterparty for collateral management	—	—	1,650,000	—
Receivables for fund shares sold	43,904	22,036	657,536	853
Foreign currency at value^	—	—	239	4,373
Purchased foreign currency options*	—	—	2,146,772	—
Other assets	37,014	25,189	90,706	21,229
Total assets	1,288,525,418	307,947,324	2,214,111,208	139,462,566
Liabilities:
Payable for securities purchased	7,064,365	553,839	1,738,749	255,818
Payable for fund shares redeemed	1,792,166	618,793	3,450,170	278,142
Restricted cash received from counterparty for collateral management	—	—	2,120,000	—
Payable to Adviser (Note 3)	942,546	213,199	1,652,036	94,019
Unrealized depreciation for forward foreign currency contracts	—	—	1,376,092	—
Payable for shareholder servicing fees (Note 3)	190,765	54,522	825,465	48,544
Distribution fees payable (Note 6)	12,937	11,660	12,606	4,298
Payables to trustees and officers	10,995	2,783	32,013	1,315
Accrued expenses	292,689	143,572	347,248	128,638
Total liabilities	10,306,463	1,598,368	11,554,379	810,774
Net assets	$1,278,218,955	$306,348,956	$2,202,556,829	$138,651,792
Summary of net assets:
Capital stock, $0.001 par value,	$1,103,457,200	$240,376,664	$1,821,018,707	$193,079,712
Accumulated undistributed net investment income/(distributions in excess of net investment income)	8,684,809	(544,853)	(15,483,530)	(2,781,364)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	39,268,918	12,730,965	(93,211,504)	(4,237,007)
Net unrealized appreciation/(depreciation) on investments and translation of foreign currency denominated assets and liabilities	126,808,028	53,786,180	490,233,156	(47,409,549)
Net assets applicable to capital shares outstanding	$1,278,218,955	$306,348,956	$2,202,556,829	$138,651,792
Investor Class
Net assets	$16,351,225	$5,524,005	$315,717,508	$4,604,011
Outstanding shares of beneficial interest, unlimited number of shares authorized	327,710	280,860	10,953,069	311,766
Net asset value, offering and redemption price per share±	$49.90	$19.67	$28.82	$14.77
Institutional Class
Net assets	$1,261,867,730	$300,824,951	$1,886,839,321	$134,047,781
Outstanding shares of beneficial interest, unlimited number of shares authorized	25,269,089	15,161,473	65,062,819	9,087,643
Net asset value, offering and redemption price per share±	$49.94	$19.84	$29.00	$14.75
† Cost of unaffiliated issuers	$1,000,966,676	$239,365,959	$1,565,538,204	$153,222,184
‡ Cost of affiliated issuers	$132,348,601	$—	$84,245,585	$23,379,579
# Total cost	$1,133,315,277	$239,365,959	$1,649,783,789	$176,601,763
^ Cost of foreign currency	$—	$—	$239	$4,324
* Cost of purchased foreign currency options	$—	$—	$1,282,500	$—
± Redemption price is gross of redemption fees (Note 7)

The accompanying notes are an integral part of the financial statements.

13

Third Avenue Trust

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund
Investment Income:
Dividends - unaffiliated issuers*	$12,186,135	$4,952,488	$19,061,616	$872,004
Dividends - affiliated issuers (Note 5)	—	—	190,479	506,681
Interest - unaffiliated issuers	1,423,312	—	9,472	322,742
Interest - payment-in-kind unaffiliated issuers (Note 1)	—	—	142,773	—
Interest - payment-in-kind affiliated issuers (Notes 1 and 5)	684,442	—	—	—
Other income	75,687	—	30,293	—
Total investment income	14,369,576	4,952,488	19,434,633	1,701,427
Expenses:
Investment advisory fees (Note 3)	6,104,262	1,456,998	11,782,160	892,883
Shareholder servicing fees (Note 3)	648,025	169,070	1,825,474	117,707
Auditing and tax fees	69,243	39,971	48,592	40,100
Transfer agent fees	268,816	115,095	198,498	94,765
Reports to shareholders	125,984	28,941	223,771	19,213
Accounting fees	71,973	26,370	132,311	29,739
Administration fees (Note 3)	37,304	8,904	72,002	3,929
Custodian fees	36,117	7,117	190,765	25,469
Trustees’ and officers’ fees and expenses	140,965	33,728	301,587	14,750
Insurance.	37,346	9,102	70,947	5,005
Legal fees	27,632	7,458	49,726	4,035
Distribution fees (Note 6)	25,683	8,421	444,426	5,716
Registration and filing fees	36,544	19,716	50,575	19,653
Miscellaneous	70,349	13,426	98,068	37,896
Total expenses	7,700,243	1,944,317	15,488,902	1,310,860
Less: Expenses waived (Note 3)	—	(69,314)	—	(301,236)
Expenses reduced by custodian fee expense offet arrangement (Note 3)	(20,789)	(4,042)	(25,427)	(1,922)
Net expenses	7,679,454	1,870,961	15,463,475	1,007,702
Net investment income	6,690,122	3,081,527	3,971,158	693,725
Realized and unrealized gain/(loss) on investments, written options, and foreign currency transactions:
Net realized gain/(loss) on investments - unaffiliated issuers	(17,649,837)	13,697,136	(81,295,190)	(6,213,054)
Net realized gain on investments - affiliated issuers	21,582,931	—	—	3,534,316
Net realized gain/(loss) on foreign currency transactions	(18,604)	(779)	1,184,047	(67,579)
Net change in unrealized appreciation/(depreciation) on investments	(41,779,740)	(18,419,931)	(59,742,388)	(5,690,399)
Net change in unrealized appreciation on written equity options	666	—	—	—
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	48,915	13,016	(3,202,580)	90,806
Net change in unrealized appreciation on deferred taxes	—	—	—	5,862
Net loss on investments and foreign currency transactions	(37,815,669)	(4,710,558)	(143,056,111)	(8,340,048)
Net decrease in net assets resulting from operations	$(31,125,547)	$(1,629,031)	$(139,084,953)	$(7,646,323)
* Net of foreign withholding taxes of.	$339,651	$—	$769,669	$163,511

The accompanying notes are an integral part of the financial statements.

14

Third Avenue Trust

Statement of Changes in Net Assets

	Value Fund		Small-Cap Value Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Operations:
Net investment income/(loss)	$6,690,122	$14,497,298	$3,081,527	$(776,245)
Net realized gain	3,914,490	115,378,820	13,696,357	50,575,553
Net change in unrealized appreciation/(depreciation)	(41,730,159)	(193,686,655)	(18,406,915)	(52,752,310)
Net decrease in net assets resulting from operations	(31,125,547)	(63,810,537)	(1,629,031)	(2,953,002)
Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(309,797)	(1,186,004)	—	—
Institutional Class	(22,539,852)	(78,815,872)	—	—
Net realized gains:
Investor Class	(1,659,570)	(603,699)	(1,115,615)	(2,033,716)
Institutional Class	(96,040,894)	(37,196,364)	(46,384,578)	(98,965,533)
Decrease in net assets from dividends and distributions	(120,550,113)	(117,801,939)	(47,500,193)	(100,999,249)
Capital Share Transactions:
Proceeds from sale of shares	11,739,901	38,010,116	3,711,409	13,806,220
Net asset value of shares issued in reinvestment of dividends and distributions	116,333,171	109,844,922	46,419,821	97,559,755
Redemption fees	5,872	8,120	1,172	1,757
Cost of shares redeemed	(383,916,658)	(446,008,324)	(92,474,705)	(129,545,870)
Net decrease in net assets resulting from capital share transactions	(255,837,714)	(298,145,166)	(42,342,303)	(18,178,138)
Net decrease in net assets	(407,513,374)	(479,757,642)	(91,471,527)	(122,130,389)
Net assets at beginning of period	1,685,732,329	2,165,489,971	397,820,483	519,950,872
Net assets at end of period*	$1,278,218,955	$1,685,732,329	$306,348,956	$397,820,483
* Including accumulated undistributed net investment income/(distributions in excess of net investment income) of	$8,684,809	$24,844,336	$(544,853)	$(3,626,380)

The accompanying notes are an integral part of the financial statements.

15

Third Avenue Trust

Statement of Changes in Net Assets

	Real Estate Value Fund		International Value Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Operations:
Net investment income	$3,971,158	$3,441,088	$693,725	$2,100,564
Net realized gain/(loss)	(80,111,143)	170,690,075	(2,746,317)	14,735,072
Net change in unrealized appreciation/(depreciation)	(62,944,968)	(136,963,908)	(5,593,731)	(33,208,724)
Net increase/(decrease) in net assets resulting from operations	(139,084,953)	37,167,255	(7,646,323)	(16,373,088)
Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(1,877,632)	(5,176,771)	—	(704,920)
Institutional Class	(19,925,485)	(44,946,068)	(331,431)	(21,445,285)
Net realized gains:
Investor Class	(19,638,175)	(7,373,691)	(76,680)	—
Institutional Class	(132,429,662)	(55,424,653)	(2,282,942)	—
Decrease in net assets from dividends and distributions	(173,870,954)	(112,921,183)	(2,691,053)	(22,150,205)
Capital Share Transactions:
Proceeds from sale of shares	209,937,391	1,052,314,450	2,992,989	10,309,129
Net asset value of shares issued in reinvestment of dividends and distributions	164,892,406	106,285,274	2,618,813	21,124,596
Redemption fees	87,194	83,278	1,276	9,521
Cost of shares redeemed	(1,324,195,889)	(852,820,440)	(58,123,816)	(143,183,983)
Net increase/(decrease) in net assets resulting from capital share transactions	(949,278,898)	305,862,562	(52,510,738)	(111,740,737)
Net increase/(decrease) in net assets	(1,262,234,805)	230,108,634	(62,848,114)	(150,264,030)
Net assets at beginning of period	3,464,791,634	3,234,683,000	201,499,906	351,763,936
Net assets at end of period*	$2,202,556,829	$3,464,791,634	$138,651,792	$201,499,906
* Including accumulated undistributed net investment income/(distributions in excess of net investment income) of	$(15,483,530)	$2,348,429	$(2,781,364)	$(3,143,658)

The accompanying notes are an integral part of the financial statements.

16

Third Avenue Trust

Financial Highlights

Selected data (for share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For The Six
	Months Ended
	April 30,	Years Ended October 31,
	2016	2015	2014	2013	2012	2011
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$54.22	$59.54	$57.73	$48.47	$44.00	$50.09
Income/(loss) from investment operations:
Net investment income@	0.16	0.29	1.39 ±	0.61 **	0.27	0.37
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.59)[1]	(2.46)[1]	2.22 [1]	9.89 [1]	4.99 [2]	(5.56)[2]
Total from investment operations	(0.43)	(2.17)	3.61	10.50	5.26	(5.19)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.61)	(2.09)	(1.80)	(1.24)	(0.79)	(0.90)
Distributions from net realized gain	(3.28)	(1.06)	—	—	—	—
Total dividends and distributions	(3.89)	(3.15)	(1.80)	(1.24)	(0.79)	(0.90)
Net asset value, end of period	$49.90	$54.22	$59.54	$57.73	$48.47	$44.00
Total return[3]	(0.68%)[4]	(3.90%)	6.45%	22.07%	12.36%	(10.62%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$16,351	$28,963	$33,936	$36,811	$25,796	$25,547
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.38%[5]	1.34%	1.33%	1.35%	1.36%	1.38%
After fee waivers/expense offset arrangement/recovery[6]	1.38%[5]	1.34%	1.32%	1.35%†	1.40%†	1.40%†
Ratio of net investment income to average net assets	0.66%[5]	0.52%	2.36%±	1.15%**	0.61%	0.75%
Portfolio turnover rate	7%[4]	24%	31%	21%	16%	6%

1	Includes redemption fees of less than $0.01 per share.
2	Includes redemption fees of $0.01 per share.
3	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4	Not annualized.
5	Annualized.
6	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.
@	Calculated based on the average number of shares outstanding during the period.
±	Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.67%.
**	Investment income per share reflects a special dividend received during the period which amounted to $0.44 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.33%.
†	The Adviser recovered a portion of its previously waived fees.

The accompanying notes are an integral part of the financial statements.

17

Third Avenue Trust

Financial Highlights

Selected data (for share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For The Six
	Months Ended
	April 30,	Years Ended October 31,
	2016	2015	2014	2013	2012	2011
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$54.35	$59.69	$57.86	$48.53	$44.08	$50.13
Income/(loss) from investment operations:
Net investment income@	0.24	0.43	1.53 ±	0.77 **	0.37	0.43
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(0.60)	(2.46)	2.23	9.87	4.98	(5.51)
Total from investment operations	(0.36)	(2.03)	3.76	10.64	5.35	(5.08)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.77)	(2.25)	(1.93)	(1.31)	(0.90)	(0.97)
Distributions from net realized gain	(3.28)	(1.06)	—	—	—	—
Total dividends and distributions	(4.05)	(3.31)	(1.93)	(1.31)	(0.90)	(0.97)
Net asset value, end of period	$49.94	$54.35	$59.69	$57.86	$48.53	$44.08
Total return[2]	(0.55%)[3]	(3.64%)	6.70%	22.40%	12.61%	(10.42%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,261,868	$1,656,769	$2,131,554	$2,594,637	$2,601,961	$3,451,647
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.13%[4]	1.09%	1.08%	1.10%	1.11%	1.13%
After fee waivers/expense offset arrangement/recovery[5]	1.13%[4]	1.09%	1.07%	1.10%†	1.15%†	1.15%†
Ratio of net investment income to average net assets	0.99%[4]	0.76%	2.61%±	1.45%**	0.83%	0.86%
Portfolio turnover rate	7%[3]	24%	31%	21%	16%	6%

1	Includes redemption fees of less than $0.01 per share.
2	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Not annualized.
4	Annualized.
5	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.
@	Calculated based on the average number of shares outstanding during the period.
±	Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.92%.
**	Investment income per share reflects a special dividend received during the period which amounted to $0.44 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.63%.
†	The Adviser recovered a portion of its previously waived fees.

The accompanying notes are an integral part of the financial statements.

18

Third Avenue Trust Financial Highlights

Selected data (for share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For The Six
	Months Ended
	April 30,		Years Ended October 31,
	2016		2015	2014	2013	2012	2011
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$22.28		$28.18	$28.10	$22.13	$20.25	$19.35
Income/(loss) from investment operations:
Net investment income/(loss)@	0.15		(0.10)	(0.11)	0.06 **	(0.04)	(0.01)
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.00	)*,1	(0.19)[1]	1.96 [1]	6.57 [1]	2.01 [1]	1.10 [2]
Total from investment operations	0.15		(0.29)	1.85	6.63	1.97	1.09
Less dividends and distributions to shareholders:
Dividends from net investment income	—		—	—	(0.16)	(0.02)	(0.19)
Distributions from net realized gain	(2.76)		(5.61)	(1.77)	(0.50)	(0.07)	—
Total dividends and distributions	(2.76)		(5.61)	(1.77)	(0.66)	(0.09)	(0.19)
Net asset value, end of period	$19.67		$22.28	$28.18	$28.10	$22.13	$20.25
Total return[3]	1.06%[4]		(1.49%)	6.85%	30.74%	9.77%	5.58%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,524		$9,379	$9,898	$11,995	$8,216	$7,490
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.44%[5]		1.39%	1.35%	1.37%	1.38%	1.39%
After fee waivers/expense offset arrangement/recovery[6]	1.40	%5,#	1.39%	1.35%	1.37%	1.38%†	1.40%†
Ratio of net investment income/(loss) to average net assets	1.61%[5]		(0.42%)	(0.41%)	0.25%**	(0.18%)	(0.07%)
Portfolio turnover rate	8%[4]		29%	40%	39%	33%	34%

1	Includes redemption fees of less than $0.01 per share.
2	Includes redemption fees of $0.02 per share.
3	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4	Not annualized.
5	Annualized.
6	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.
@	Calculated based on the average number of shares outstanding during the period.
**	Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been (0.18%).
*	Amount less than $0.01.
†	The Adviser recovered a portion of its previously waived fees.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

19

Third Avenue Trust

Financial Highlights

Selected data (for share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For The Six
	Months Ended
	April 30,		Years Ended October 31,
	2016		2015	2014	2013	2012	2011
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$22.42		$28.27	$28.16	$22.18	$20.30	$19.38
Income/(loss) from investment operations:
Net investment income/(loss)@	0.18		(0.04)	(0.05)	0.15 **	0.01	0.03
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(0.00	)*	(0.20)	1.97	6.54	2.01	1.10
Total from investment operations	0.18		(0.24)	1.92	6.69	2.02	1.13
Less dividends and distributions to shareholders:
Dividends from net investment income	—		—	(0.04)	(0.21)	(0.07)	(0.21)
Distributions from net realized gain	(2.76)		(5.61)	(1.77)	(0.50)	(0.07)	—
Total dividends and distributions	(2.76)		(5.61)	(1.81)	(0.71)	(0.14)	(0.21)
Net asset value, end of period	$19.84		$22.42	$28.27	$28.16	$22.18	$20.30
Total return[2]	1.19%[3]		(1.27%)	7.09%	31.05%	9.99%	5.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$300,825		$388,441	$510,053	$667,712	$641,684	$794,495
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.20%[4]		1.14%	1.10%	1.12%	1.13%	1.14%
After fee waivers/expense offset arrangement/recovery[5]	1.15	%4,#	1.14%	1.10%	1.12%	1.13%†	1.15%†
Ratio of net investment income/(loss) to average net assets	1.91%[4]		(0.16%)	(0.17%)	0.62%**	0.07%	0.15%
Portfolio turnover rate	8%[3]		29%	40%	39%	33%	34%

1	Includes redemption fees of less than $0.01 per share.
2	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Not annualized.
4	Annualized.
5	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.
@	Calculated based on the average number of shares outstanding during the period.
**	Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.19%.
*	Amount less than $0.01.
†	The Adviser recovered a portion of its previously waived fees.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

20

Third Avenue Trust

Financial Highlights

Selected data (for share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For The Six
	Months Ended
	April 30,	Years Ended October 31,
	2016	2015	2014	2013	2012	2011
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$31.14	$31.84	$29.40	$26.53	$21.40	$22.90
Income/(loss) from investment operations:
Net investment income/(loss)@	0.01	(0.04)	0.50 ±	0.10	0.16	0.02
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(0.80)	0.41	2.60	4.99	4.97	(0.63)
Total from investment operations	(0.79)	0.37	3.10	5.09	5.13	(0.61)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.13)	(0.44)	(0.26)	(0.84)	—	(0.89)
Distributions from net realized gain	(1.40)	(0.63)	(0.40)	(1.38)	—	—
Total dividends and distributions	(1.53)	(1.07)	(0.66)	(2.22)	—	(0.89)
Net asset value, end of period	$28.82	$31.14	$31.84	$29.40	$26.53	$21.40
Total return[2]	(2.55%)[3]	1.12%	10.84%	20.61%	23.97%	(2.89%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$315,718	$438,506	$367,834	$145,169	$60,684	$48,327
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.40%[4]	1.35%	1.34%	1.34%	1.34%	1.38%
After fee waivers/expense offset arrangement/recovery[5]	1.40%[4]	1.35%	1.33%	1.33%	1.34%	1.40%†
Ratio of net investment income/(loss) to average net assets	0.04%[4]	(0.11%)	1.63%±	0.36%	0.68%	0.11%
Portfolio turnover rate	10%[3]	17%	14%	13%	4%	32%

1	Includes redemption fees of less than $0.01 per share.
2	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Not annualized.
4	Annualized.
5	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.
@	Calculated based on the average number of shares outstanding during the period.
±	Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.43%.
†	The Adviser recovered previously waived fees.

The accompanying notes are an integral part of the financial statements.

21

Third Avenue Trust

Financial Highlights

Selected data (for share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For The Six
	Months Ended
	April 30,	Years Ended October 31,
	2016	2015	2014	2013	2012	2011
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$31.36	$32.05	$29.56	$26.66	$21.45	$22.93
Income/(loss) from investment operations:
Net investment income@	0.05	0.04	0.56 ±	0.18	0.22	0.06
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(0.80)	0.41	2.63	4.99	4.99	(0.62)
Total from investment operations	(0.75)	0.45	3.19	5.17	5.21	(0.56)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.21)	(0.51)	(0.30)	(0.89)	—	(0.92)
Distributions from net realized gain	(1.40)	(0.63)	(0.40)	(1.38)	—	—
Total dividends and distributions	(1.61)	(1.14)	(0.70)	(2.27)	—	(0.92)
Net asset value, end of period	$29.00	$31.36	$32.05	$29.56	$26.66	$21.45
Total return[2]	(2.41%)[3]	1.37%	11.11%	20.87%	24.29%	(2.66%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,886,839	$3,026,286	$2,866,849	$2,010,557	$1,689,612	$1,579,121
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.15%[4]	1.10%	1.09%	1.09%	1.09%	1.13%
After fee waivers/expense offset arrangement/recovery[5]	1.15%[4]	1.10%	1.08%	1.08%	1.09%	1.15%†
Ratio of net investment income to average net assets	0.34%[4]	0.13%	1.82%±	0.65%	0.96%	0.26%
Portfolio turnover rate	10%[3]	17%	14%	13%	4%	32%

1	Includes redemption fees of less than $0.01 per share.
2	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Not annualized.
4	Annualized.
5	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.
@	Calculated based on the average number of shares outstanding during the period.
±	Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.62%.
†	The Adviser recovered previously waived fees.

The accompanying notes are an integral part of the financial statements.

22

Third Avenue Trust

Financial Highlights

Selected data (for share outstanding throughout each period) and ratios are as follows:

	Third Avenue International Value Fund
	For The Six
	Months Ended
	April 30,	Years Ended October 31,
	2016	2015	2014	2013	2012	2011
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$15.29	$17.58	$19.96	$16.14	$15.29	$16.31
Income/(loss) from investment operations:
Net investment income@	0.05	0.08	0.39 ±	0.25 **	0.08	0.09
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(0.37)	(1.26)	(2.55)	3.68	0.99	(0.85)
Total from investment operations	(0.32)	(1.18)	(2.16)	3.93	1.07	(0.76)
Less dividends and distributions to shareholders:
Dividends from net investment income	—	(1.11)	(0.22)	(0.11)	(0.22)	(0.26)
Distributions from net realized gain	(0.20)	—	—	—	—	—
Total dividends and distributions	(0.20)	(1.11)	(0.22)	(0.11)	(0.22)	(0.26)
Net asset value, end of period	$14.77	$15.29	$17.58	$19.96	$16.14	$15.29
Total return[2]	(2.00%)[3]	(7.24%)	(10.96%)	24.49%	7.20%	(4.76%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,604	$5,977	$12,266	$35,013	$18,533	$13,997
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement.	2.08%[4]	1.86%	1.71%	1.69%	1.69%	1.69%
After fee waivers and expense offset arrangement5,#	1.65%[4]	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets	0.75%[4]	0.50%	1.99%±	1.37%**	0.53%	0.56%
Portfolio turnover rate	7%[3]	25%	22%	11%	20%	24%

1	Includes redemption fees of less than $0.01 per share.
2	Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Not annualized.
4	Annualized.
5	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.65%.
@	Calculated based on the average number of shares outstanding during the period.
±	Investment income per share reflects special dividends received during the period which amounted to $0.12 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.39%.
**	Investment income per share reflects a special dividend received during the period which amounted to $0.15 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.53%.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

23

Third Avenue Trust

Financial Highlights

Selected data (for share outstanding throughout each period) and ratios are as follows:

	Third Avenue International Value Fund
	For The Six
	Months Ended
	April 30,	Years Ended October 31,
	2016	2015	2014	2013	2012	2011
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$15.29	$17.63	$20.00	$16.16	$15.33	$16.33
Income/(loss) from investment operations:
Net investment income@	0.07	0.13	0.43 ±	0.25 **	0.12	0.10
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(0.38)	(1.27)	(2.54)	3.74	0.97	(0.81)
Total from investment operations	(0.31)	(1.14)	(2.11)	3.99	1.09	(0.71)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.03)	(1.20)	(0.26)	(0.15)	(0.26)	(0.29)
Distributions from net realized gain	(0.20)	—	—	—	—	—
Total dividends and distributions	(0.23)	(1.20)	(0.26)	(0.15)	(0.26)	(0.29)
Net asset value, end of period	$14.75	$15.29	$17.63	$20.00	$16.16	$15.33
Total return[2]	(1.92%)[3]	(6.97%)	(10.79%)	24.89%	7.39%	(4.51%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$134,048	$195,523	$339,498	$1,223,107	$1,176,256	$1,277,674
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.83%[4]	1.61%	1.46%	1.44%	1.44%	1.44%
After fee waivers and expense offset arrangement5, #	1.40%[4]	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	0.98%[4]	0.82%	2.19%±	1.40%**	0.80%	0.58%
Portfolio turnover rate	7%[3]	25%	22%	11%	20%	24%

1	Includes redemption fees of less than $0.01 per share.
2	Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Not annualized.
4	Annualized.
5	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.
@	Calculated based on the average number of shares outstanding during the period.
±	Investment income per share reflects special dividends received during the period which amounted to $0.12 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.59%.
**	Investment income per share reflects a special dividend received during the period which amounted to $0.15 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.56%.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

24

Third Avenue Trust

Notes to Financial Statements

April 30, 2016 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, and Third Avenue International Value Fund (each a “Fund” and, collectively, the “Funds”). The Trust also contains the Third Avenue Focused Credit Fund, a separate non-diversified investment series of the Trust. Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period (as measured each calendar quarter end) of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data). The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund seeks to achieve its long-term capital appreciation objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate-related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above-average yield potential. The Fund invests in both domestic and foreign securities.

Third Avenue International Value Fund seeks to achieve its long-term capital appreciation objective primarily by acquiring equity securities, including common stocks and convertible securities, of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries and, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of issuers located outside of the United States at the time of investment. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the

25

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value (and oversight of any third parties to whom any responsibility for fair value is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At April 30, 2016, such securities had a total fair value of $17,028,055 or 1.33% of net assets of Third Avenue Value Fund, and $34,243,183 or 1.55% of net assets of Third Avenue Real Estate Value Fund. There were no fair valued securities for Third Avenue Small-Cap Value Fund and Third Avenue International Value Fund at April 30, 2016. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•     Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•     Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•     Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

26

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks, and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Written and Purchased)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

27

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

The following is a Summary by Level of Inputs used to value the Funds’ investments as of April 30, 2016:

	Third Avenue Value Fund		Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund
Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Automotive	$19,146,780		$—	$—	$5,585,898
Consumer Products	94,079,038		—	—	—
Diversified Holding Companies	117,328,570		—	—	16,794,661
Retail-Building Products	—		—	66,124,477	—
U.S. Real Estate Operating Companies	27,426,723		18,060,493	68,828,645	—
Other**	925,948,572		270,004,595	1,824,400,502	94,547,682
Total for Level 1 Securities	1,183,929,683		288,065,088	1,959,353,624	116,928,241
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Automotive	19,159,815		—	—	—
Building & Construction Products/Services	—		—	—	8,107,836
Diversified Holding Companies	—		5,125,989	—	—
Retail-Building Products	—		—	8,852,000	—
Corporate Bonds & Notes	—		—	—	4,393,500
Purchased Options:
Foreign Currency Call Options	—		—	2,146,772	—
Short-Term Investments:
U.S. Government Obligations	39,999,111		—	19,999,556	—
Total for Level 2 Securities	59,158,926		5,125,989	30,998,328	12,501,336
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Consumer Products	—	*	—	—	—
U.S. Real Estate Operating Companies	—		—	30,775,533	—
Limited Partnerships:
Insurance & Reinsurance	14,651		—	—	—
Preferred Stocks:
Non-U.S. Real Estate Operating Companies	—		—	38,646,962	—
Corporate Bonds & Notes	17,013,404		—	—	—
Term Loans	—		—	3,467,650	—
Private Equities:
U.S. Real Estate Operating Companies	—		—	79,329,846	—
Total for Level 3 Securities	17,028,055		—	152,219,991	—
Total Value of Investments	$1,260,116,664		$293,191,077	$2,142,571,943	$129,429,577
Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Forward Foreign Currency Contracts - Liabilities	$—		$—	$(1,376,092)	$—
Total Value or Appreciation/(Depreciation) of Other Financial Instruments	$—		$—	$(1,376,092)	$—

†	The value of securities that were transferred from Level 1 to Level 2 for Third Avenue Value Fund was $30,485,242. The transfer was due to lack of quoted prices in active market at period end. The value of securities that were transferred from Level 2 to Level 1 for Third Avenue International Value Fund was $12,691,710. The transfer was due to the availability of quoted prices in active market at period end.
*	Investments fair valued at zero.
**	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1, are recorded utilizing values as of the beginning of the period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

28

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Third Avenue Value Fund

	Common Stocks		Corporate Bonds & Notes	Limited Partnerships	Total
Balance as of 10/31/15 (fair value)
Consumer Products	$—	*	$15,069,133	$—	$15,069,133
Financial Insurance	389,302		—	—	389,302
Insurance & Reinsurance	—		—	34,315	34,315
Payment-in-kind
Consumer Products	—		684,442	—	684,442
Sales
Financial Insurance	(595,147)		—	—	(595,147)
Net change in unrealized gain/(loss)
Consumer Products	—		1,259,829	—	1,259,829
Financial Insurance	37,323,211		—	—	37,323,211
Insurance & Reinsurance	—		—	(19,664)	(19,664)
Net realized gain/(loss)
Financial Insurance	(37,117,366)		—	—	(37,117,366)
Balance as of 4/30/16 (fair value)
Consumer Products	—	*	17,013,404	—	17,013,404
Financial Insurance	—		—	—	—
Insurance & Reinsurance	—		—	14,651	14,651
Total	$—		$17,013,404	$14,651	$17,028,055
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2016:	$—		$1,259,829	$(19,664)	$1,240,165

*	Investments fair valued at zero.

Third Avenue Real Estate Value Fund

	Common Stocks	Preferred Stocks	Private Equities	Term Loans	Total
Balance as of 10/31/15 (fair value)
Non-U.S. Real Estate Operating Companies	$—	$38,086,911	$—	$3,213,452	$41,300,363
U.S. Real Estate Operating Companies	19,909,988	—	109,980,014	—	129,890,002
Purchases
U.S. Real Estate Operating Companies	5,021,048	—	—	—	5,021,048
Payment-in-kind
Non-U.S. Real Estate Operating Companies	—	—	—	142,773	142,773
Sales
Non-U.S. Real Estate Operating Companies	—	—	—	(25,591)	(25,591)
Net change in unrealized gain/(loss)
Non-U.S. Real Estate Operating Companies	—	560,051	—	143,424	703,475
U.S. Real Estate Operating Companies	5,844,497	—	(30,650,168)	—	(24,805,671)
Net realized gain/(loss)
Non-U.S. Real Estate Operating Companies	—	—	—	(6,408)	(6,408)
Balance as of 4/30/16 (fair value)
Non-U.S. Real Estate Operating Companies	—	38,646,962	—	3,467,650	42,114,612
U.S. Real Estate Operating Companies	30,775,533	—	79,329,846	—	110,105,379
Total	$30,775,533	$38,646,962	$79,329,846	$3,467,650	$152,219,991
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2016:	$5,844,497	$560,051	$(30,650,168)	$143,424	$(24,102,196)
29

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

Third Avenue Value Fund	Fair Value at 4/30/16	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Corporate Bonds	$17,013	Book Value	Restructuring value	$72.40
Other (b)	15
	$17,028

Third Avenue Real Estate Value Fund	Fair Value at 4/30/16	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Private Equities	$79,330	Broker Quote	#	$2.75
Preferred Stocks	38,647	Broker Quote	#	$131.11
Common Stocks	30,776	Option Pricing Model (a)	Share volatility	1.53%(N/A)
Term Loans	3,467	Book Value	Restructuring value	$114.50-$114.51
	$152,220

#	Valuation techniques and significant unobservable inputs used by third-party pricing vendors or brokers, which are described in Note 1, were not provided to the Adviser. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account premiums and discounts, as applicable, when pricing the investments.
(b)	Includes securities less than 0.50% of net assets within each respective Fund.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations are shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains

30

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the six months ended April 30, 2016, the total in-kind payments with respect to PIK securities that were received by the Third Avenue Value Fund in the amounts of $684,442 or 4.76% of total investment income are shown as a separate line item on the Statement of Operations.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2016.

Forward foreign currency contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the six months ended April 30, 2016,Third Avenue Real Estate Value Fund used forward foreign currency contracts for hedging against foreign currency risks.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments or foreign currency transactions.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options or foreign currency. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result

31

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the six months ended April 30, 2016, Third Avenue Real Estate Value Fund used purchased options on foreign currency for hedging purposes and/or to protect against losses in foreign currencies.

During the six months ended April 30, 2016, Third Avenue Value Fund used written call options on equities to enhance the yield of the Fund. Third Avenue Real Estate Value Fund used written call options on foreign currency for hedging purposes. As of April 30, 2016, the Third Avenue Value Fund no longer held any written options on equities and the Third Avenue Real Estate Value Fund no longer held any written options on foreign currency.

Summary of derivatives information:

The following tables present the value of derivatives held as of April 30, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Third Avenue Real Estate Value Fund

Derivative Contract	Statement of Assets and Liabilities Location	Options	Forward Foreign Currency Contracts
Assets:
Foreign currency contracts	Purchased foreign currency options	$2,146,772	$—
Liabilities:
Foreign currency contracts	Unrealized depreciation for forward foreign currency contracts	$—	$(1,376,092)

The following tables present the effect of derivatives on the Statement of Operations during the six months ended April 30, 2016, by primary risk exposure:

Third Avenue Value Fund

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Purchased
Derivative Contract	Options
Equity contracts	$(42,940)(a)

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Written
Derivative Contract	Options
Equity contracts	$666(b)

Third Avenue Real Estate Value Fund

	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased	Written	Forward Foreign
Derivative Contract	Options	Options	Currency Contracts	Total
Foreign currency contracts	$(131,156)(c)	$648,855(c)	$(201,156)(c)	$316,543

	Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Purchased Options	Written Options	Forward Foreign Currency Contracts	Total
Foreign currency contracts	$99,007(d)	$(233,285)(d)	$(3,189,592)(d)	$(3,323,870)

(a)	Included in “Net realized gain/(loss) on investments - unaffiliated issuers.
(b)	Included in “Net change in unrealized appreciation on written equity options.”
(c)	Included in “Net realized gain/(loss) on foreign currency transactions.”
(d)	Included in “Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency.”
32

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Derivatives volume:

The tables below disclose the volume of the Funds’ forward foreign currency contracts and options activities during the six months ended April 30, 2016 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the Summary of derivatives information for derivative-related gains and losses associated with volume activity (measured at each month-end).

	Third Avenue Value Fund	Third Avenue Real Estate Value Fund
OTC Equity Options:
Average Ending Value Written	30,804	—
Foreign Currency Options:
Average Notional Balance Purchased	—	38,571,429	AUD
Average Notional Balance Purchased	—	380,000,000
Average Notional Balance Written	—	38,571,429	AUD
Forward Foreign Currency Contracts:
Average Settlement Value Purchased	—	1,776,669
Average Settlement Value Sold	—	168,412,171

AUD: Australian Dollar

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and each Fund intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds are subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to theTrust are generally allocated using the ratio of each series’ average net assets relative to the total average net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the series’ average net assets relative to the total average net assets of each series of the Trust and Third Avenue Variable Series Trust.

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) on investments are allocated to the two classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

33

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer and the Associate Director of Compliance, to whom theTrust paid $257,977, including $33,662 fromThird Avenue Focused Credit Fund, for the six months ended April 30, 2016. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees a fee of $5,000 for each meeting of the Board that each Trustee attends, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Variable Series Trust, also pays each independent Trustee an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The Trustees on the Audit Committee each receive $2,000 for each audit committee meeting and the audit committee chairman receives an annual retainer of $6,000. Effective March 2016, one of the Trustees now acts in an Advisory Trustee capacity. The Advisory Trustee receives an annual retainer of $32,500 and a fee at $2,500 for each Board meeting the Trustee attends.

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940 as ownership of 5% or more of the outstanding voting securities of these issuers) for the six months ended April 30, 2016 were as follows:

	Purchases	Sales
Third Avenue Value Fund
Affiliated	$684,442	$55,473,272
Unaffiliated	88,506,715	371,616,676
Third Avenue Small-Cap Value Fund
Unaffiliated	25,798,459	108,056,730
Third Avenue Real Estate Value Fund
Affiliated	8,729,393	—
Unaffiliated	234,916,603	1,136,518,751
Third Avenue International Value Fund
Affiliated	—	10,383,779
Unaffiliated	9,240,251	50,262,303

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of April 30, 2016.

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund
Gross unrealized appreciation	$250,303,386	$67,278,283	$547,098,264	$16,417,547
Gross unrealized depreciation	(123,501,999)	(13,453,165)	(55,592,610)	(63,589,733)
Net unrealized appreciation/(depreciation)	$126,801,387	$53,825,118	$491,505,654	$(47,172,186)
Book cost	$1,133,315,277	$239,365,959	$1,651,066,289	$176,601,763

Written options transactions during the period are summarized as follows:

Third Avenue Value Fund

	Equity Options Written
	Number of Contracts	Premiums Received

Options outstanding at October 31, 2015	3,171	$214,962
Options written	1,229	85,416
Options exercised	(4,400)	(300,378)
Options outstanding at April 30, 2016	—	$—
34

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Third Avenue Real Estate Value Fund

	Currency Options Written
	Notional	Premiums
	Amount‡	Received
Options outstanding at October 31, 2015	88,000,000	$304,075
Options written	91,000,000	347,905
Options terminated in in closing purchase transactions	(42,000,000)	(190,909)
Options expired	(137,000,000)	(461,071)
Options outstanding at April 30, 2016	—	$—

‡	In Australian Dollars.

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management Fee
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Value Fund	1.25%

Additionally, the Adviser pays certain expenses on behalf of the Funds which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds’ Chief Compliance Officer and Associate Director of Compliance and other miscellaneous expenses. At April 30, 2016, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, and Third Avenue International Value Fund had amounts payable to the Adviser of $226,622, $62,071, $497,594, and $30,013 respectively, for reimbursement of expenses paid by the Adviser.

Until March 1, 2017 (subject to renewal), whenever each Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. The expense limitations for each Fund are disclosed in its corresponding Financial Highlights. Below are the corresponding contingent liabilities to the Adviser in effect as of April 30, 2016:

			Expenses Waived through Fiscal Periods ending
		October 31, 2013	October 31, 2014	October 31, 2015	October 31, 2016
			Subject to Repayment until October 31,
Fund	Expiration Date	2016	2017	2018	2019
Third Avenue Small-Cap Value Fund	2/28/2017	$—	$—	$—	$69,314
Third Avenue International Value Fund	2/28/2017	383,912	517,819	547,840	301,236

The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause a Fund to exceed the expense limitations.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. Each

35

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Fund pays the Adviser a fee calculated at an annual rate of 0.0055% of the average daily net assets of each respective Fund for such services. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $203,483, including $20,870 for Third Avenue Focused Credit Fund.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statements of Operations. For the year ended April 30, 2016, such fees amounted to $648,025 for Third Avenue Value Fund, $169,070 for Third Avenue Small-Cap Value Fund, $1,825,474 for Third Avenue Real Estate Value Fund, and $117,707 for Third Avenue International Value Fund.

The Funds have an expense offset arrangement in connection with their custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. The following amounts are the reduction of expenses due to this arrangement for the six months ended April 30, 2016. These amounts are reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statements of Operations.

Fund	Custody Credit
Third Avenue Value Fund	$20,789
Third Avenue Small-Cap Value Fund	4,042
Third Avenue Real Estate Value Fund	25,427
Third Avenue International Value Fund	1,922

4. LINE OF CREDIT

During the period, the Trust and Third Avenue Variable Series Trust were participants in a single committed, unsecured $100,000,000 line of credit withThe Bank of Nova Scotia, to be used only for temporary or emergency purposes.This commitment was terminated on April 20, 2016.The interest on the loan was calculated at a variable rate based on the LIBOR, Federal Funds or Prime Rates. A commitment fee of 0.25% per annum of the available line of credit was charged, of which each participating series of theTrust andThird Avenue Variable SeriesTrust paid its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee was due and payable. The fee was paid quarterly in arrears and is included in “Miscellaneous” expenses in the Statement of Operations. During the six months ended April 30, 2016, there were no loans outstanding under the line of credit for the Funds.

36

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

5. RELATED PARTY TRANSACTIONS

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2016 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2015	Gross Purchases and Additions		Gross Sales and Reductions	Shares/ Principal Amount Held at Apr. 30, 2016	Value at Apr. 30, 2016	Investment Income Nov. 1,2015- Apr. 30, 2016
Cavco Industries, Inc.	1,279,481	—		610,379	669,102	$58,673,554	$—
Home Products International, Inc.	526,368	—		—	526,368	—	—
Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17	22,814,735	684,442	[1]	—	23,499,177	17,013,404	684,442	[1]
Lai Sun Garment International, Ltd.*	75,133,880	—		75,133,880	—	—	—
Manifold Capital LLC*	37	—		37	—	—	—
Tejon Ranch Co.	1,221,894	—		4,100	1,217,794	27,424,721	—
Tejon Ranch Co., Warrants, expire 8/31/16	200,255	—		—	200,255	2,002	—
Total Affiliates						$103,113,681	$684,442

[1]	PIK interest.
*	As of April 30, 2016, no longer an affiliate.

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2015	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2016	Value at Apr. 30, 2016	Investment Income Nov. 1,2015- Apr. 30, 2016
First Industrial Realty Trust, Inc.*	7,021,031	—	2,953,000	4,068,031	$93,320,631	$—
FivePoints Holdings LLC, Class A Units	28,847,217	—	—	28,847,217	79,329,846	—
Tenon, Ltd. **	—	4,942,453	—	4,942,453	8,852,000	190,479
Total Affiliates					$181,502,477	$190,479

*	As of April 30, 2016, no longer an affiliate.
**	As of October 31, 2015, not an affiliate.

Third Avenue International Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2015	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2016	Value at Apr. 30, 2016	Investment Income Nov. 1,2015- Apr. 30, 2016
Rubicon, Ltd.	56,796,558	—	6,754,949	50,041,609	$8,735,400	$—
Tenon, Ltd.	9,750,898	—	5,223,944	4,526,954	8,107,836	506,681
Total Affiliates					$16,843,236	$506,681

Certain employees of the Adviser serve as members of the board of directors of companies in which the Funds have investments. As a result of such service, for the six months ended April 30, 2016, the Funds received the following board member fees from these companies that board members employed by the Adviser agreed to have paid directly to the benefit of the Funds. These fees are included in “Other Income” on the accompanying Statements of Operations.

Fund	Fees
Third Avenue Value Fund	$75,530
Third Avenue Real Estate Value Fund	29,965
37

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

6. DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class (“TVFVX”), Third Avenue Small-Cap Value Fund Investor Class (“TVSVX”), Third Avenue Real Estate Value Fund Investor Class (“TVRVX”), and Third Avenue International Value Fund Investor Class (“TVIVX”), each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

For the six months ended April 30, 2016, distribution expenses were as follows:

Fund	Distribution Fees
Third Avenue Value Fund	$25,683
Third Avenue Small-Cap Value Fund	8,421
Third Avenue Real Estate Value Fund	444,426
Third Avenue International Value Fund	5,716

7. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund

	For the Period Ended April 30, 2016		For the Year Ended October 31, 2015
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	16,612	$804,466	80,064	$4,564,619
Shares Issued upon reinvestment of dividends and distributions	39,489	1,943,257	30,896	1,758,912
Shares redeemed*	(262,559)	(12,284,796)	(146,758)	(8,205,313)
Net decrease	(206,458)	$(9,537,073)	(35,798)	$(1,881,782)

	For the Period Ended April 30, 2016		For the Year Ended October 31, 2015
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	228,968	$10,935,435	593,598	$33,445,497
Shares Issued upon reinvestment of dividends and distributions	2,324,998	114,389,914	1,898,244	108,086,010
Shares redeemed*	(7,767,398)	(371,625,990)	(7,716,816)	(437,794,891)
Net decrease	(5,213,432)	$(246,300,641)	(5,224,974)	$(296,263,384)
38

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Third Avenue Small-Cap Value Fund

	For the Period Ended April 30, 2016		For the Year Ended October 31, 2015
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	11,735	$220,499	97,876	$2,380,380
Shares Issued upon reinvestment of dividends and distributions	58,070	1,106,819	88,642	2,021,921
Shares redeemed*	(209,948)	(3,837,345)	(116,738)	(2,749,020)
Net increase/(decrease)	(140,143)	$(2,510,027)	69,780	$1,653,281

	For the Period Ended		For the Year Ended
	April 30, 2016		October 31, 2015
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	187,660	$3,490,910	485,190	$11,425,840
Shares Issued upon reinvestment of dividends and distributions	2,358,824	45,313,002	4,170,137	95,537,834
Shares redeemed*	(4,706,818)	(88,636,188)	(5,374,897)	(126,795,093)
Net decrease	(2,160,334)	$(39,832,276)	(719,570)	$(19,831,419)

Third Avenue Real Estate Value Fund

	For the Period Ended		For the Year Ended
	April 30, 2016		October 31, 2015
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	1,571,376	$44,229,740	5,862,169	$186,764,845
Shares Issued upon reinvestment of dividends and distributions	738,578	21,352,282	390,789	12,259,047
Shares redeemed*	(5,438,443)	(149,884,766)	(3,723,575)	(117,704,165)
Net increase/(decrease)	(3,128,489)	$(84,302,744)	2,529,383	$81,319,727

	For the Period Ended		For the Year Ended
	April 30, 2016		October 31, 2015
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	5,798,153	$165,707,651	27,069,838	$865,549,605
Shares Issued upon reinvestment of dividends and distributions	4,941,140	143,540,124	2,983,065	94,026,227
Shares redeemed*	(42,172,086)	(1,174,223,929)	(23,007,435)	(735,032,997)
Net increase/(decrease)	(31,432,793)	$(864,976,154)	7,045,468	$224,542,835
39

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Third Avenue International Value Fund

	For the Period Ended		For the Year Ended
	April 30, 2016		October 31, 2015
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	16,024	$218,406	69,961	$1,137,094
Shares Issued upon reinvestment of dividends and distributions	5,394	75,354	40,798	681,324
Shares redeemed*	(100,499)	(1,344,294)	(417,525)	(6,921,918)
Net decrease	(79,081)	$(1,050,534)	(306,766)	$(5,103,500)

	For the Period Ended		For the Year Ended
	April 30, 2016		October 31, 2015
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	220,570	$2,774,583	561,097	$9,172,035
Shares Issued upon reinvestment of dividends and distributions	182,457	2,543,459	1,227,087	20,443,272
Shares redeemed*	(4,104,779)	(56,778,246)	(8,259,316)	(136,252,544)
Net decrease	(3,701,752)	$(51,460,204)	(6,471,132)	$(106,637,237)

*	Redemption fees are netted with redemption amounts.

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, and Third Avenue International Value Fund charge a redemption fee of 1%, 1%, 1%, and 2%, respectively, for shares redeemed or exchanged for shares of another series of the Trust within 60 days or less of the purchase date.

8. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

On January 15, 2016, purported shareholder William Engel filed a derivative complaint in the Supreme Court of the State of New York, County of New York, captioned Engel v. Third Avenue Management LLC et al., Case No. 16-cv-1118 asserting derivative claims on behalf of the Third Avenue Focused Credit Fund.

On April 8, 2016, purported shareholder Avi Wagner filed a complaint in the Delaware Court of Chancery asserting derivative claims on behalf of the Third Avenue Focused Credit Fund against captioned Wagner v. Third Avenue Management LLC, Case No. CA12184.

On January 27, 2016, a class action complaint was filed in the United States District Court for the Central District of California, styled Tran v. Third Avenue Management LLC et al., Case No. 16-cv-00602. Thereafter three additional complaints were filed in the United States District Court for the Central District of California. On April 12, 2016, the court granted motions to transfer these cases to the Southern District of New York. On May 13, 2016, the Court appointed IBEW Local No. 58 Sound and Communication Division Retirement Plan as lead plaintiff. The matter was recaptioned as In re Third Avenue Management LLC Securities Litigation, Case No. 16-cv-2758. A consolidated amended complaint must be filed by July 12, 2016. Defendants must answer or file a pre-motion letter by August 26, 2016.

The Adviser does not believe these actions will have a material negative impact on the financial statements of the Funds.

9. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or

40

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:

The Funds may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid and could result in lower prices than those used in calculating the Fund’s net asset value. These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and are generally unsecured and subordinated to other creditors’ claims.

Credit and interest rate risk:

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Market risk:

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Funds will similarly fluctuate and you could lose money.

Counterparty risk:

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

At April 30, 2016, the Funds had counterparty concentration of credit risk primarily with Goldman, Sachs International, Morgan Stanley Capital Services LLC and UBS AG.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral

41

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Third Avenue Real Estate Value Fund

At April 30, 2016, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$2,146,772	$—
Forward Foreign Currency Contracts	—	(1,376,092)
Total derivative assets and liabilties in the Statement of Assets and Liabilities	2,146,772	(1,376,092)
Derivatives not subject to a master netting agreement or similiar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to a MNA	$2,146,772	$(1,376,092)

The following tables present the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2016:

Amount of
Assets
	Subject to a	Derivatives	Non-cash	Cash	Net Amount
	MNA by	Available	Collateral	Collateral	of Derivative
Counterparty	Counterparty	for Offset[1]	Pledged[2]	Pledged[2]	Liabilities[3]
UBS AG	$2,146,772	$—	$—	$(2,120,000)	$26,772

1	The amount of derviatives for offset is limited to the amount of assets and/or liabilites that are subject to a MNA.
2	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
3	Net amount represents the net amount receivable from the counterparty in the event of default.

The following tables present the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of April 30, 2016:

	Amount of
	Liabilities
	Subject to a	Derivatives	Non-cash	Cash	Net Amount
	MNA by	Available	Collateral	Collateral	of Derivative
Counterparty	Counterparty	for Offset[1]	Pledged[2]	Pledged[2]	Liabilities[3]
Goldman Sachs International	$682,803	$—	$—	$(130,000)	$552,803
Morgan Stanley Capital Services LLC	693,289	—	—	(693,289)	—
	$1,376,092	$—	$—	$(823,289)	$552,803

1	The amount of derviatives for offset is limited to the amount of assets and/or liabilites that are subject to a MNA.
2	Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.
3	Net amount represents the net amount payable to the counterparty in the event of default.

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration:

The Funds’ cash balances are held at a major regional U.S. bank. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

42

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Off-balance sheet risk:

The Fund enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Focused Investing:

The Funds hold relatively concentrated portfolios that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments. Concentrated positions may be difficult to liquidate.

10. FEDERAL INCOME TAXES

The difference between book and tax basis total unrealized appreciation/(depreciation) is primarily attributable to deferred losses on wash sales, mark-to-market treatment of investments in certain passive foreign investment companies, investments in REITs and partnerships, differences in the treatment of amortization of discount on certain debt instruments, and other timing differences. Other cost basis adjustments are primarily attributable to unrealized appreciation/(depreciation) on certain derivatives and items related to other miscellaneous investments.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no events requiring recognition or disclosure in the Funds’ financial statements.

43

Third Avenue Trust

Schedule of Shareholder Expenses

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2015 and held for the six month period ended April 30, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The example also assumes all dividends and distributions have been reinvested.

Third Avenue Value Fund	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period November 1, 2015 to April 30, 2016*	Annualized Expense Ratio
Investor Class
Actual	$1,000	$993.20	$6.84	1.38%
Hypothetical	$1,000	$1,018.00	$6.92	1.38%
Institutional Class
Actual	$1,000	$994.50	$5.60	1.13%
Hypothetical	$1,000	$1,019.24	$5.67	1.13%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000	$1,010.60	$7.00	1.40%
Hypothetical	$1,000	$1,017.90	$7.02	1.40%
Institutional Class
Actual	$1,000	$1,011.90	$5.75	1.15%
Hypothetical	$1,000	$1,019.14	$5.77	1.15%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000	$974.50	$6.87	1.40%
Hypothetical	$1,000	$1,017.90	$7.02	1.40%
Institutional Class
Actual	$1,000	$975.90	$5.65	1.15%
Hypothetical	$1,000	$1,019.14	$5.77	1.15%
Third Avenue International Value Fund
Investor Class
Actual	$1,000	$980.00	$8.12	1.65%
Hypothetical	$1,000	$1,016.66	$8.27	1.65%
Institutional Class
Actual	$1,000	$980.80	$6.89	1.40%
Hypothetical	$1,000	$1,017.90	$7.02	1.40%

*	Expenses (net of fee waivers and expense offset arrangement) are equal to the Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year (182) divided by 366.
44

BOARD OF TRUSTEES

William E. Chapman, II	Patrick Reinkemeyer
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman
Eric Rakowski

Martin Shubik — Advisory Trustee

OFFICERS

Martin J. Whitman — Chairman of the Board
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — President, General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
383 Madison Avenue, 4th Floor
New York, NY 10179

ABOUT THIRD AVENUE MANAGEMENT

Third Avenue Management LLC is a New York-based global asset manager that has adhered to a proven value investment philosophy since its founding in 1986. Third Avenue’s disciplined approach seeks to maximize long-term, risk-adjusted returns by focusing on corporate financial stability, and price conscious, opportunistic security selection throughout the capital structure.

If you would like further information about Third Avenue Funds, please contact your relationship manager or email clientservice@thirdave.com

Third Avenue Focused Credit Fund

SEMI-ANNUAL REPORT

APRIL 30, 2016

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Focused Credit Fund (the “Fund”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Fund’s affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Fund has delegated the voting of proxies relating to its voting securities to the Fund’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Fund’s website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust

Third Avenue Focused Credit Fund
Industry Diversification

(Unaudited)

The summary of the Fund’s investments as of April 30, 2016 is as follow:

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments

at April 30, 2016 (Unaudited)

Principal			Value
Amount‡		Security†	(Note 1)

Corporate Bonds & Notes - 39.43%
		Chemicals - 0.00%
17,478,774		Reichhold Industries, Inc., due 5/8/17 (a)(b)(c)	$—
		Consumer Products - 11.96%
		Ideal Standard International S.A.(Luxembourg):
30,103,055	EUR	Series B, 11.750% Cash or 15.750% Payment-in-kind Interest, due 5/1/18 (a)(b)(d)(e)	34,469,673
36,125,178	EUR	Series C , 11.750% Cash or 17.750% Payment-in-kind Interest, due 5/1/18 (b)(d)(e)(f)	41,365,339
			75,835,012
		Energy - 0.92%
5,500,000		American Eagle Energy Corp., due 9/1/19 (a)(c)	715,000
		Global Geophysical Services, Inc., Escrow:
45,925,000		due 5/1/17 (b)(c)(e)	—
15,599,000		due 5/1/17 (b)(c)(e)	—
20,150,000		IronGate Energy Services LLC, 11.000%, due 7/1/18 (a)	5,138,250
3,000,000		Lone Pine Resources, Inc., Escrow, due 2/15/17 (b)(c)	—
			5,853,250
		Healthcare - 0.79%
5,000,000		InVentiv Health, Inc., 10.000%, due 8/15/18	4,981,250
		Home Construction - 4.71%
33,000,000		New Enterprise Stone & Lime Co., Inc., 11.000%, due 9/1/18	29,865,000
		Manufacturing - 7.03%
3,400,000		Euramax International, Inc., 12.000%, due 8/15/20 (a)	3,111,000
51,651,730		Liberty Tire Recycling LLC, 2nd Lien, 11.000% Payment-in-kind Interest, due 3/31/21 (a)(b)(d)(e)	41,476,339
			44,587,339
		Media/Cable - 4.80%
43,000,000		Cengage Learning Acquisitions, Inc., Escrow, due 4/15/20 (b)(c)	—
109,670,150		iHeartCommunications, Inc., 12.000% Cash plus 2.000% Payment-in-kind Interest, due 2/1/21 (d)	30,433,467
			30,433,467
		Metals & Mining - 0.52%
		New World Resources N.V.(Netherlands):
38,918,059	EUR	8.000% Cash or 11.000% Payment-in-kind Interest, due 4/7/20 (a)(d)	2,673,801
14,475,933	EUR	4.000% Cash or 8.000% Payment-in-kind Interest, due 10/7/20 (a)(d)	222,115
37,000,000		Noranda Aluminum Acquisition Corp., due 6/1/19 (c)	416,250
			3,312,166
Principal			Value
Amount‡		Security†	(Note 1)

		Services - 6.05%
7,516,000		Affinion International Holdings, Ltd., 3.500% Cash and 4.000% Payment-in-kind Interest, due 7/30/18 (United Kingdom) (a)(d)(e)	$6,275,860
		Corporate Risk Holdings LLC:
35,186,097		11.500% Cash or 13.500% Payment-in-kind Interest, due 1/2/20 (a)(b)(d)(e)	32,079,164
120,047,350		Escrow, due 7/1/20 (b)(c)(e)	—
36,181,786		Escrow, due 7/1/20 (b)(c)(e)	—
			38,355,024
		Transportation Services - 2.65%
20,000,000		CEVA Group PLC, 9.000%, due 9/1/21 (United Kingdom) (a)	16,800,000
		Total Corporate Bonds & Notes (Cost $460,811,180)	250,022,508
Term Loans - 9.39%
		Chemicals - 1.45%
		Reichhold Holdings International B.V. (Netherlands):
4,555,372		Term Loan, 12.000% Cash or 14.000% Payment-in-kind Interest, due 3/31/17 (b)(d)	4,555,372
2,762,181		Term Loan, 15.000% Cash or Payment-in-kind Interest, due 3/31/17 (b)(d)	2,762,181
1,900,212		Reichhold LLC II, Term Loan, 12.000% Cash or 14.000% Payment-in-kind Interest, due 3/31/17 (b)(d)	1,900,212
			9,217,765
		Energy - 2.74%
16,862,461		Global Geophysical Services, Inc., Term Loan B, 15.500% Payment-in-kind Interest, due 8/9/17 (b)(d)(e)	—
23,720,306		Hercules Offshore, Inc., 1st Lien, 10.500%, due 5/6/20 (g)	17,375,124
			17,375,124
		Financials - 0.01%
		Concrete Investment I, Term Loan (Luxembourg):
17,678	EUR	Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/16 (b)(d)(g)	20,242
12,506	EUR	Tranche A3, 2.000% Cash or Payment-in-kind Interest, due 10/31/16 (b)(d)(g)	14,320
		Concrete Investment II, Term Loan (Luxembourg):
22,536	EUR	Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/16 (b)(d)(g)	25,805

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments (continued)

at April 30, 2016 (Unaudited)

Principal			Value
Amount‡		Security†	(Note 1)

Term Loans (continued)
		Financials (continued)
		Concrete Investment II, Term Loan (Luxembourg):
3,126	EUR	Tranche A3, 2.000% Cash or Payment-in-kind Interest, due 10/31/16 (b)(d)(g)	$3,580
			63,947
		Gaming & Entertainment - 1.76%
15,250,004		Majestic Star Casino LLC, Term Loan, 1st Lien, 12.500% Cash or 14.500% Payment-in-kind Interest, due 6/1/20 (b)(d)	11,132,503
		Manufacturing - 3.15%
22,083,125		Liberty Tire Recycling Holdco, LLC, Term Loan B, 9.000%, due 7/7/20 (e)(g)	19,985,228
		Services - 0.21%
16,057,108		Education Management II LLC, Term Loan B, 8.500% Cash or Payment-in-kind Interest, due 7/2/20 (d)(g)	1,344,783
		Utilities - 0.07%
500,000		Longview Power, LLC, Revolver, 6.440%, due 4/13/20 (b)(e)(g)	442,500
		Total Term Loans (Cost $96,889,577)	59,561,850

Shares

Convertible Preferred Stocks - 1.31%
		Services - 0.07%
118,341		Education Management Corp., Class A-1 (h)	414,194
		Transportation Services - 1.24%
4,435		CEVA Holdings LLC , Series A-1 (Marshall Islands)(f)(h)	2,982,685
10,196		CEVA Holdings LLC , Series A-2 (Marshall Islands)(f)(h)	4,881,177
			7,863,862
		Total Convertible Preferred Stocks (Cost $26,000,752)	8,278,056
Preferred Stocks - 4.67%
		Energy - 0.34%
1,122,431		Lone Pine Resources, Inc. (Canada)(b)(h)	2,143,843
		Financials - 4.33%
100,000		Federal Home Loan Mortgage Corp., 5.300% (h)	678,250
60,000		Federal Home Loan Mortgage Corp., Series G (g)(h)	300,000
88,283		Federal Home Loan Mortgage Corp., Series H, 5.100% (h)	503,213
63,188		Federal Home Loan Mortgage Corp., Series K, 5.790% (h)	378,181
52,500		Federal Home Loan Mortgage Corp., Series L (g)(h)	267,750
Shares	Security†	Value (Note 1)

	Financials (continued)
207,640	Federal Home Loan Mortgage Corp., Series M (g)(h)	$1,090,629
336,223	Federal Home Loan Mortgage Corp., Series P, 6.000% (h)	2,076,177
224,580	Federal Home Loan Mortgage Corp., Series R, 5.700% (h)	1,325,022
165,000	Federal Home Loan Mortgage Corp., Series S (g)(h)	924,000
637,722	Federal Home Loan Mortgage Corp., Series V, 5.570% (h)	2,075,785
392,089	Federal Home Loan Mortgage Corp., Series W, 5.660% (h)	1,440,927
100,000	Federal Home Loan Mortgage Corp., Series Y, 6.550% (h)	350,000
96,750	Federal National Mortgage Association, Series H, 5.810% (h)	677,250
478,000	Federal National Mortgage Association, Series M, 4.750% (h)	2,896,680
1,293,000	Federal National Mortgage Association, Series O (g)(h)	8,798,865
100,000	Federal National Mortgage Association, Series P (g)(h)	345,000
749,800	Federal National Mortgage Association, Series T, 8.250% (h)	3,336,610
		27,464,339
	Total Preferred Stocks (Cost $38,661,824)	29,608,182
Private Equities - 1.53%
	Chemicals - 0.81%
10,555	Reichhold Cayman L.P. & G.P. (Cayman Islands)(b)(h)	5,158,228
	Consumer Products - 0.69%
1,451,633,736,282	Ideal Standard International Equity S.A. Alpecs (Luxembourg)(b)(e)(f)(h)	4,338,346
	Energy - 0.03%
19,700	Third Avenue Focused Credit Fund Investment II LLC (b)(h)(i)	178,481
	Total Private Equities (Cost $15,505,846)	9,675,055
Common Stocks & Warrants - 20.75%
	Energy - 2.21%
124,461	Geokinetics Holdings USA, Inc. (b)(e)(f)(h)	8,201,980
3,786,568	Global Geophysical Services, Inc. (b)(e)(h)	—
262,913	Global Geophysical Services, Inc., Warrants (b)(e)(h)	—
812,533	Hercules Offshore, Inc. (h)	1,690,069
374,199	Lone Pine Resources Canada, Ltd. (Canada) (b)(h)	606,202
374,199	Lone Pine Resources, Inc. (b)(h)	—
1,122,431	Lone Pine Resources, Inc., Multiple Voting Shares (b)(h)	—
50,000	Platinum Energy Holdings, Inc. (b)(e)(f)(h)	57,000
10,874	Platinum Energy Holdings, Inc., Warrants, expire 10/4/18 (b)(e)(f)(h)	—

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments (continued)

at April 30, 2016 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks & Warrants (continued)
	Energy (continued)
53	Thunderbird Resources Equity, Inc. (b)(h)	$3,433,035
		13,988,286
	Financials - 0.11%
468,188	Federal Home Loan Mortgage Corp. (h)	725,691
	Manufacturing - 0.00%
3,430,293	LTR Holdings, Inc. (b)(e)(h)	—
45,000	LTR Holdings, Inc., Warrants, expire 12/12/19 (b)(e)(h)	—
		—
	Media/Cable - 1.11%
2,127,789	Radio One, Inc., Class D (e)(h)	4,702,414
639,603	Spanish Broadcasting System, Inc., Class A (e)(h)	2,360,135
		7,062,549
	Services - 13.47%
1,751,734	Affinion Group, Inc. (e)(h)	17,736,307
462,266	Affinion Group, Inc., Warrants (b)(e)(h)	4,675,821
522	Affinion Group, Inc., Warrants, Series C (b)(e)(h)	—
549	Affinion Group, Inc., Warrants, Series D (b)(e)(h)	—
31,594	Corporate Risk Holdings Corp. (b)(e)(h)	—
6,248,652	Corporate Risk Holdings I, Inc. (e)(h)	62,486,520
106,353,817	Education Management Corp. (a)(h)	542,404
		85,441,052
	Transportation Services - 0.35%
4,710	CEVA Holdings LLC (Marshall Islands) (f)(h)	2,195,995
	Utilities - 3.50%
4,550,000	Longview Intermediate Holdings C, LLC (e)(h)	22,181,250
	Total Common Stocks & Warrants (Cost $302,760,262)	131,594,823

Principal Amount($)

Short-Term Investments - 15.30%
	U.S. Government Obligations - 15.30%
97,000,000	U.S. Treasury Bills, 0.140% - 0.200%, due 5/12/16-5/26/16 (j)	96,993,530
	Total Short-Term Investments (Cost $96,993,530)	96,993,530
	Total Investment Portfolio - 92.38% (Cost $1,037,622,971)	585,734,004
	Other Assets less Liabilities - 7.62% (k)(l)	48,299,095
	NET ASSETS - 100.00%	$634,033,099

Notes:

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Fair-valued security.
(c)	Issue in default.
(d)	Payment-in-kind (“PIK”) security. Income may be paid as additional securities or cash at the discretion of the issuer.
(e)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(f)	Security subject to restrictions on resale.

					Market
Shares/			Aquisition		Value
Principal Amount[1]		Issuer	Date	Cost	Per Unit
4,710		CEVA Holdings LLC	5/29/13	$5,355,643	$466.24
4,435		CEVA Holdings LLC , Series A-1, Convertible Preferred	5/29/13	4,435,224	672.53
10,196		CEVA Holdings LLC , Series A-2, Convertible Preferred	5/29/13	13,298,434	478.73
124,461		Geokinetics Holdings USA, Inc.	5/22/13-5/14/14	13,060,780	65.90
1,451,633,736,282		Ideal Standard International Equity S.A. Alpecs	10/31/14	9,915,530	0.002
36,125,178	EUR	Ideal Standard International S.A., Series C 11.750% Cash or 17.750% Payment-in-kind Interest, due 5/1/18	10/31/14-11/1/15	43,483,274	114.51
50,000		Platinum Energy Holdings, Inc.	10/4/13	695,746	1.14
10,874		Platinum Energy Holdings, Inc., Warrants, expire 10/4/18	10/4/13	9,743	0.00
EUR: Euro.
1)	Denominated in U.S. Dollars unless otherwise noted.
2)	Amount less than $0.01.
At April 30, 2016, these restricted securities had a total market value of $64,022,522 or 10.10% of net assets.

(g)	Variable rate security. The rate disclosed is in effect as of April 30, 2016.
(h)	Non-income producing security.
(i)	Blocker created to hold Thunderbird Resources L.P.
(j)	Annualized yield at date of purchase.
(k)	A portion is segregated for future fund commitments.
(l)	Includes restricted cash pledged to counterparty as collateral management for forward foreign currency contracts.
†	U.S. issuer unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.

EUR: Euro.

Country Concentration

% of Net Assets
United States*	71.64%
Luxembourg	12.66
United Kingdom	3.64
Netherlands	1.61
Marshall Islands	1.59
Cayman Islands	0.81
Canada	0.43
Total	92.38%

* Includes cash equivalents.

Schedule of Forward Foreign Currency Contracts

	Settlement	Settlement	Value at	Unrealized
Contracts to Sell Counterparty	Date	Value	4/30/16	Depreciation
72,790,000 EUR JPMorgan Chase Bank, N.A.	5/26/16	$82,319,383	$83,414,792	$(1,095,409)

EUR: Euro.

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Trust

Third Avenue Focused Credit Fund

Statement of Assets and Liabilities

As of April 30, 2016 (Unaudited)

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers†	$282,900,128
Affiliated issuers‡	302,833,876
Total investments#	585,734,004
Cash	18,372,951
Dividends and interest receivable	17,295,664
Receivable for securities sold	30,575,657
Restricted cash pledged to counterparty for collateral management	590,000
Restricted cash for unfunded commitments	750,000
Other assets	41,817
Total assets	653,360,093
Liabilities:
Payable for securities purchased	16,998,419
Unrealized depreciation for forward foreign currency contracts	1,095,409
Foreign capital tax payable	107,941
Payables to trustees and officers	8,988
Accrued expenses	1,116,237
Total liabilities	19,326,994
Net assets	$634,033,099
Summary of net assets:
Capital stock, $0.001 par value,	$1,780,349,001
Accumulated distributions in excess of net investment income	(14,011,918)
Accumulated net realized loss on investments and foreign currency transactions	(679,550,834)
Net unrealized appreciation/(depreciation) on investments, unfunded commitments and translation of foreign currency denominated assets and liabilities	(452,753,150)
Net assets applicable to capital shares outstanding	$634,033,099
Investor Class
Net assets	$207,136,002
Outstanding shares of beneficial interest, unlimited number of shares authorized	38,407,693
Net asset value, offering and redemption price per share±	$5.39
Institutional Class
Net assets	$426,897,097
Outstanding shares of beneficial interest, unlimited number of shares authorized	79,317,948
Net asset value, offering and redemption price per share±	$5.38
† Cost of unaffiliated issuers	$592,347,638
‡ Cost of affiliated issuers	$445,275,333
# Total cost	$1,037,622,971
± Redemption price is gross of redemption fees (Note 7)

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Trust

Third Avenue Focused Credit Fund

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Investment Income:
Dividends - unaffiliated issuers	$404,802
Interest - unaffiliated issuers	22,962,495
Interest - affiliated issuers (Note 5)	4,140,482
Interest - payment-in-kind unaffiliated issuers (Note 1)	5,328,009
Interest - payment-in-kind affiliated issuers (Notes 1 and 5)	11,142,262
Other income	83,333
Total investment income	44,061,383
Expenses:
Investment advisory fees (Note 3)	877,853
Shareholder servicing fees (Note 3)	152,445
Auditing and tax fees	144,320
Transfer agent fees	78,474
Reports to shareholders	107,477
Accounting fees	79,739
Administration fees (Note 3)	6,437
Custodian fees	25,096
Trustees’ and officers’ fees and expenses	147,595
Insurance	44,914
Legal fees	1,069,180
Distribution fees (Note 6)	111,643
Registration and filing fees	76,048
Interest	34,771
Miscellaneous	43,557
Total expenses	2,999,549
Less: Expenses waived (Note 3)	(595,384)
Expenses reduced by custodian fee expense offet arrangement (Note 3)	(14,875)
Net expenses	2,389,290
Net investment income	41,672,093
Realized and unrealized gain/(loss) on investments, unfunded commitments and foreign currency transactions:
Net realized loss on investments - unaffiliated issuers	(373,150,478)
Net realized gain on investments - affiliated issuers	6,105,618
Net realized loss on foreign currency transactions	(1,091,891)
Net change in unrealized appreciation/(depreciation) on investments	98,242,413
Net change in unrealized appreciation on unfunded commitments	4,646,437
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(1,709,394)
Net loss on investments and foreign currency transactions	(266,957,295)
Net decrease in net assets resulting from operations	$(225,285,202)

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Trust

Third Avenue Focused Credit Fund

Statement of Changes in Net Assets

	For the
	Six Months Ended	For the Year
	April 30, 2016	Ended
	(Unaudited)	October 31, 2015
Operations:
Net investment income	$41,672,093	$202,368,221
Net realized loss	(368,136,751)	(358,640,230)
Net change in unrealized appreciation/(depreciation)	101,179,456	(293,320,939)
Net decrease in net assets resulting from operations	(225,285,202)	(449,592,948)
Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(30,503,329)	(57,754,614)
Institutional Class	(62,997,893)	(139,515,610)
Net realized gains:
Investor Class	—	(4,768,998)
Institutional Class	—	(10,581,494)
Decrease in net assets from dividends and distributions	(93,501,222)	(212,620,716)
Capital Share Transactions:
Proceeds from sale of shares	27,972,328	883,975,358
Net asset value of shares issued in reinvestment of dividends and distributions	22,804,577	184,106,567
Redemption fees	64,092	197,253
Cost of shares redeemed	(467,236,947)	(2,006,871,462)
Net decrease in net assets resulting from capital share transactions	(416,395,950)	(938,592,284)
Net decrease in net assets	(735,182,374)	(1,600,805,948)
Net assets at beginning of period	1,369,215,473	2,970,021,421
Net assets at end of period*	$634,033,099	$1,369,215,473
* Including accumulated undistributed net investment income/(distributions in excess of net investment income) of	$(14,011,918)	$37,817,211

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Trust

Third Avenue Focused Credit Fund

Statement of Cash Flows

For the Six Months Ended April 30, 2016 (Unaudited)

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(225,285,202)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term securities	(150,974,198)
Proceeds from sales and paydowns of long-term securities	449,561,839
Purchases of short-term securities	(187,090,475)
Proceeds from sales of short-term securities	239,999,812
Net change in unrealized (appreciation)/depreciation on investments, unfunded commitments and deferred taxes	(102,888,850)
Net realized losses from investment transactions	365,776,483
Payment-in-kind interest income and other non-cash receipt of income	(16,532,132)
Amoritization of premium and discount - net	(4,714,902)
Decrease in restricted cash to counterparty for collateral management and unfunded commitments	87,008,925
Decrease in interest and dividends receivable	8,264,121
Decrease in prepaid expenses, other assets and other receivables	1,985,865
Net change in unrealized (appreciation)/depreciation on forward foreign currency contracts	2,048,690
Decrease in payable to Adviser	(897,996)
Increase in accrued expenses and other liabilities	349,395
Net Cash Provided by Operating Activities	466,611,375
Cash Flows from Financing Activities:
Proceeds from issuance of shares	36,971,010
Cash payments on shares redeemed net of redemption fees	(474,867,743)
Distributions paid to shareholders	(70,696,645)
Net Cash Used by Financing Activities	(508,593,378)
Cash:
Net change in cash	(41,982,003)
Cash at beginning of period	60,354,954
Cash at end of period	$18,372,951
Cash Flow Information:
Cash paid for interest	$34,771
Noncash Investing and Financing Activities:
Capital shares issued in reinvestment of distributions paid to shareholders	$22,804,577
Noncash investment transactions - Mergers, restructurings, dividend reinvestments and payment-in-kind interest income	41,048,132

The accompanying notes are an integral part of the financial statements.

8

Third Avenue Trust

Third Avenue Focused Credit Fund

Financial Highlights

Selected data (for share outstanding throughout each period) and ratios are as follows:

	For The Six
	Months Ended
	April 30,		Years Ended October 31,
	2016		2015	2014	2013	2012	2011
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$7.84		$10.61	$11.08	$10.25	$10.51	$11.36
Income/(loss) from investment operations:
Net investment income@	0.33		0.81	1.09	0.88	0.76	0.85
Net gain/(loss) on investment transactions (both realized and unrealized)	(1.99)[1]		(2.74)[1]	(0.76)[1]	0.78 [1]	0.13 [1]	(0.81)[2]
Total from investment operations	(1.66)		(1.93)	0.33	1.66	0.89	0.04
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.79)		(0.78)	(0.80)	(0.83)	(0.69)	(0.79)
Distributions from net realized gain	—		(0.06)	—	—	(0.46)	(0.10)
Total dividends and distributions	(0.79)		(0.84)	(0.80)	(0.83)	(1.15)	(0.89)
Net asset value, end of period	$5.39		$7.84	$10.61	$11.08	$10.25	$10.51
Total return[3]	(21.71%)[4]		(19.41%)	2.67%	16.61%	9.60%	0.24%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$207,136		$412,670	$920,914	$752,422	$335,216	$338,098
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement [6]	0.89%[5]		1.18%	1.16%	1.16%	1.14%	1.18%
After fee waivers and expense offset arrangement	0.71	%5,#	1.18%	1.15%	1.16%	1.14%	1.18%
Before interest expense	0.70	%5,#	1.18%	1.13%	1.16%	1.14%	1.18%
Ratio of net investment income to average net assets	11.37%[5]		8.71%	9.35%	8.12%	7.61%	7.64%
Portfolio turnover rate	24%[4]		48%	53%	58%	72%	105%

1	Includes redemption fees of less than $0.01 per share.
2	Includes redemption fees of $0.01 per share.
3	Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4	Not annualized.
5	Annualized.
6	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.20%. Prior to March 11, 2011, the expense limitation was 1.40%.
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees and reimbursed certain expenses.

The accompanying notes are an integral part of the financial statements.

9

Third Avenue Trust

Third Avenue Focused Credit Fund

Financial Highlights

Selected data (for share outstanding throughout each period) and ratios are as follows:

	For The Six
	Months Ended
	April 30,		Years Ended October 31,
	2016		2015	2014	2013	2012	2011
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$7.82		$10.60	$11.07	$10.24	$10.50	$11.36
Income/(loss) from investment operations:
Net investment income@	0.33		0.83	1.12	0.92	0.79	0.88
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(1.98)		(2.74)	(0.77)	0.77	0.13	(0.83)
Total from investment operations	(1.65)		(1.91)	0.35	1.69	0.92	0.05
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.79)		(0.81)	(0.82)	(0.86)	(0.72)	(0.81)
Distributions from net realized gain	—		(0.06)	—	—	(0.46)	(0.10)
Total dividends and distributions	(0.79)		(0.87)	(0.82)	(0.86)	(1.18)	(0.91)
Net asset value, end of period	$5.38		$7.82	$10.60	$11.07	$10.24	$10.50
Total return[2]	(21.67%)[3]		(19.20%)	2.93%	16.91%	9.89%	0.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$426,897		$956,546	$2,049,107	$1,016,021	$649,492	$765,467
Ratio of expenses to average net assets Before fee waivers and expense offset arrangement	0.79%[4]		0.93%	0.92%	0.91%	0.89%	0.92%
After fee waivers and expense offset arrangement[5]	0.63	%4,#	0.93%	0.92%	0.91%	0.89%	0.92%
Before interest expense	0.62	%4,#	0.93%	0.88%	0.91%	0.89%	0.92%
Ratio of net investment income to average net assets	11.44%[4]		8.95%	9.62%	8.48%	7.94%	7.87%
Portfolio turnover rate	24%[3]		48%	53%	58%	72%	105%

1	Includes redemption fees of less than $0.01 per share.
2	Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Not annualized.
4	Annualized.
5	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 0.95%.
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees and reimbursed certain expenses.

The accompanying notes are an integral part of the financial statements.

10

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements

April 30, 2016 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Focused Credit Fund (the “Fund”) is a separate non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series of Third Avenue Trust (the “Trust”). The Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Fund.

On December 9, 2015, the Trust’s Board of Trustees (the “Board”) adopted a plan of liquidation (the “Plan of Liquidation”) for the Fund. Pursuant to the Plan of Liquidation, a cash distribution of $69 million (the “First Liquidating Distribution”) was paid to shareholders and the remaining assets of the Fund were contributed to a liquidating trust, FCF Liquidation Trust (the “Liquidating Trust”). Sales of Fund shares were terminated. Interests in the Liquidating Trust would then be distributed in-kind to Fund shareholders. Subsequent to the Board’s adoption of the Plan of Liquidation, the Plan of Liquidation was modified (the “Modified Plan of Liquidation”). Pursuant to the Modified Plan of Liquidation, the First Liquidating Distribution was paid to Fund shareholders, however, the remaining assets which had been contributed to the Liquidating Trust were returned to the Fund which was to serve as the vehicle to liquidate the Fund’s remaining assets. Pursuant to an exemptive order issued by the SEC on December 16, 2015, all redemptions in the Fund are suspended and subscriptions to the Fund are not accepted, retroactive to December 10, 2015. Effective December 10, 2015, the Adviser has waived its investment advisory and administration fees on the Fund. The First Liquidating Distribution of $0.58613 per share was paid in cash on December 16, 2015, to shareholders of record of Fund Institutional and Investor classes as of December 9, 2015. The application for the exemptive order filed by the Fund and approved by the SEC can be found on the Fund’s website at thirdavenuefunds.com. The Fund is currently in liquidation.

Accounting policies:

The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Fund’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Board, debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Forward foreign currency contracts valued independently by service providers or by broker quotes based on pricing models are valued at the forward rate and are marked-to-market daily. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value determinations (and oversight of any third parties to whom any responsibility for fair value determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At April 30, 2016, such securities had a total fair value of $199,040,166 or 31.39% of the Fund’s net assets. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. The recent high yield and distressed

11

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

credit market instability has made it more difficult to obtain market quotations on certain securities owned by the Fund.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks, and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward

12

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a Summary by Level of Inputs used to value the Fund’s investments as of April 30, 2016:

Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Energy	$1,690,069
Other**	7,788,240
Preferred Stocks:
Financials	25,695,460
Total for Level 1 Securities	35,173,769
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Services	17,736,307
Transportation Services	2,195,995
Utilities	22,181,250
Convertible Preferred Stocks:
Transportation Services	7,863,862
Preferred Stocks:
Financials	1,768,879
Corporate Bonds & Notes	97,736,077
Term Loans	18,719,907
Short-Term Investments:
U.S. Government Obligations	96,993,530
Total for Level 2 Securities	265,195,807
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Energy	12,298,217	*
Services	67,704,745	*
Convertible Preferred Stocks:
Services	414,194
Preferred Stocks:
Energy	2,143,843
Corporate Bonds & Notes	152,286,431	*
Term Loans	40,841,943	*
Private Equities:
Chemicals	5,158,228
Consumer Products	4,338,346
Energy	178,481
Total for Level 3 Securities	285,364,428
Total Value of Investments	$585,734,004
13

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Summary by Level of Inputs (continued)

Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Forward Foreign Currency Contracts - Liabilities	$(1,095,409)
Total Value or Appreciation/(Depreciation) of Other Financial Instruments	$(1,095,409)

†	The value of the securities that were transferred from Level 1 to Level 2 was $790,000. The transfer was due to lack of quoted prices in active market at period end. The value of securities that were transferred from Level 2 to Level 1 was $16,989,930. The transfer was due to the availability of the quoted prices in active market at period end.
*	Includes investments fair valued at zero.
**	Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1, are recorded utilizing values as of the beginning of the period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

						Preferred and
						Convertible
	Corporate			Common Stocks		Preferred		Private
	Bonds & Notes		Term Loans	and Warrants		Stocks		Equities	Total
Balance as of 10/31/15 (fair value)
Automotive	$—		$—	$—		$—		$4,250,000	$4,250,000
Chemicals	—	*	8,989,922	—		—		14,643,720	23,633,642
Consumer Products	67,173,143		—	—		—		6,864,045	74,037,188
Energy	—	*	7,799,732	16,493,010	*	2,143,843	(a)	487,769	26,924,354
Financials	—		2,067,635	—		—		—	2,067,635
Gaming & Entertainment	—		16,725,951	—		—		—	16,725,951
Manufacturing	48,958,986		20,696,255	21,782,361	*	—		—	91,437,602
Media/Cable	—	*	—	—		—		—	—
Services	33,658,828	*	—	1,063,538	*	355,023	(b)	—	35,077,389
Technology	3,233,570		—	—		—		—	3,233,570
Transfer in/out of Level 3 ^
Metals & Mining	17,783,791		—	—		—		—	17,783,791
Services	—		—	89,043,291		—		—	89,043,291
Purchases
Services	—		—	10,881,908		—		—	10,881,908
Utilities	—		500,000	—		—		—	500,000
Sales
Automotive	—		—	—		—		(3,500,000)	(3,500,000)
Chemicals	—		—	—		—		(8,417,500)	(8,417,500)
Energy	—		—	(1)		—		—	(1)
Financials	—		(1,941,475)	—		—		—	(1,941,475)
Gaming & Entertainment	—		(2,172,862)	—		—		—	(2,172,862)
Manufacturing	—		(111,250)	—		—		—	(111,250)
Services	—		—	(480,923)		—		—	(480,923)
Technology	(3,092,980)		—	—		—		—	(3,092,980)
Bond discount/(premium)
Chemicals	(422,271)		110,688	—		—		—	(311,583)
Consumer Products	912,114		—	—		—		—	912,114
Energy	—		99,645	—		—		—	99,645
Gaming & Entertainment	—		59,504	—		—		—	59,504
Manufacturing	27,253		88,739	—		—		—	115,992
Metals & Mining	839,171		—	—		—		—	839,171
Payment-in-kind
Chemicals	—		227,843	—		—		—	227,843
Consumer Products	5,659,252		—	—		—		—	5,659,252
Energy	—		1,262,997	—		—		—	1,262,997
Financials	—		17,098	—		—		—	17,098
Manufacturing	2,692,744		—	—		—		—	2,692,744
Metals & Mining	3,410,229		—	—		—		—	3,410,229
14

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

				Preferred and
				Convertible
	Corporate		Common Stocks	Preferred		Private
	Bonds & Notes	Term Loans	and Warrants	Stocks		Equities	Total
Services	$1,527,269	$—	$—	$—		$—	$1,527,269
Return of capital
Energy	—	—	(530,000)	—		—	(530,000)
Net change in unrealized gain/(loss)
Automotive	—	—	—	—		4,550,000	4,550,000
Chemicals	422,271	(110,688)	—	—		(3,140,047)	(2,828,464)
Consumer Products	2,090,503	—	—	—		(2,525,699)	(435,196)
Energy	—	(9,162,374)	(3,664,793)	—		(309,288)	(13,136,455)
Financials	—	444,356	—	—		—	444,356
Gaming & Entertainment	—	(3,580,736)	—	—		—	(3,580,736)
Manufacturing	(10,202,644)	(693,565)	(21,782,361)	—		—	(32,678,570)
Metals & Mining	(19,137,275)	—	—	—		—	(19,137,275)
Services	(3,106,933)	—	(32,169,467)	59,171	(b)	—	(35,217,229)
Technology	(3,233,570)	—	—	—		—	(3,233,570)
Utilities	—	(57,500)	—	—		—	(57,500)
Net realized gain/(loss)
Automobiles	—	—	—	—		(5,300,000)	(5,300,000)
Chemicals	—	—	—	—		2,072,055	2,072,055
Energy	—	—	1	—		—	1
Financials	—	(523,667)	—	—		—	(523,667)
Gaming & Entertainment	—	100,646	—	—		—	100,646
Manufacturing	—	5,049	—	—		—	5,049
Services	—	—	(633,602)	—		—	(633,602)
Technology	3,092,980	—	—	—		—	3,092,980
Balance as of 4/30/16 (fair value)
Automotive	—	—	—	—		—	—
Chemicals	— *	9,217,765	—	—		5,158,228	14,375,993
Consumer Products	75,835,012	—	—	—		4,338,346	80,173,358
Energy	— *	— *	12,298,217 *	2,143,843	(a)	178,481	14,620,541
Financials	—	63,947	—	—		—	63,947
Gaming & Entertainment	—	11,132,503	—	—		—	11,132,503
Manufacturing	41,476,339	19,985,228	— *	—		—	61,461,567
Media/Cable	— *	—	—	—		—	—
Metals & Mining	2,895,916	—	—	—		—	2,895,916
Services	32,079,164 *	—	67,704,745 *	414,194	(b)	—	100,198,103
Technology	—	—	—	—		—	—
Utilities	—	442,500	—	—		—	442,500
Total	$152,286,431	$40,841,943	$80,002,962	$2,558,037		$9,675,055	$285,364,428
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2016:	$(29,934,078)	$(13,598,359)	$58,606,146	$59,171		$(5,975,034)	$(108,054,446)

^	Transfers in/out of level 3 are recorded utilizing values as of the beginning of the period. The transfers are due to increase/decrease in trading activities at period end.
*	Includes investments fair valued at zero.
(a)	Preferred Stocks
(b)	Convertible Preferred Stocks
15

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

				Range
	Fair Value at			(Weighted
	4/30/16	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Corporate Bonds	$ 149,390	Book Value	Restructuring value	$80.30-$114.51
Common Stocks	63,029	Broker Quote	Restructuring value	$0.01-$10.00
Term Loans	20,857	Book Value	Restructuring value	$73.00-$114.52
Term Loans	19,985	Broker Quote	#	$90.50
Common Stocks	12,298	Book Value	Restructuring value	$1.14-$64,774.25
Private Equities	9,675	Book Value	Restructuring value	$0.00*-$488.70
Warrants	4,676	Broker Quote	#	$10.12
Corporate Bonds	2,896	Broker Quote	#	$1.53-$6.87
Preferred Stocks	2,144	Book Value	Restructuring value	$1.91
Other (a)	414
	$ 285,364

#	Valuation techniques and significant unobservable inputs used by third-party pricing vendors or brokers, which are described in Note 1, were not provided to the Adviser. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.
(a)	Includes securities less than 0.50% of net assets of the Fund.
*	Amount less than $0.01.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations are shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Fund are presented at market values using the foreign exchange rates at the close of the period. The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

16

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Payment-in-kind securities:

The Fund may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the six months ended April 30, 2016, the total in-kind payments with respect to PIK securities that were received by the Fund in the amounts of $16,470,271 or 37.38% of total investment income are shown as a separate line item on the Statement of Operations.

Term loans:

The Fund typically invests in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are generally considered to be restricted, as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2016.

Forward foreign currency contracts:

The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Fund also may buy forward foreign currency contracts to gain exposure to currencies. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the six months ended April 30, 2016, the Fund used forward foreign currency contracts for hedging against foreign currency risks.

17

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Summary of derivatives information:

The following table presents the value of derivatives held as of April 30, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

	Statement of Assets and	Forward Foreign
Derivative Contract	Liabilities Location	Currency Contracts
Liabilities:
Foreign currency contracts	Unrealized depreciation for forward foreign currency contracts	$(1,095,409)

The following tables present the effect of derivatives on the Statement of Operations during the six months ended April 30, 2016, by primary risk exposure:

	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Forward Foreign
Derivative Contract	Currency Contracts
Foreign currency contracts	$(1,630,964	)(a)

	Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Forward Foreign
Derivative Contract	Currency Contracts
Foreign currency contracts	$(2,048,690	)(b)

(a)	Included in “Net realized loss on foreign currency transactions”.
(b)	Included in “Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency”.

Derivatives volume:

The tables below disclose the volume of the Fund’s forward foreign currency contracts and options activities during the six months ended April 30, 2016 (amounts denominated in U.S. Dollars unless otherwise noted). Please refer to the tables in the Summary of derivatives information for derivative-related gains and losses associated with volume activity (measured at each month-end).

Forward Foreign Currency Contracts:
Average Settlement Value Purchased	3,050,257
Average Settlement Value Sold	86,655,667

Floating rate obligations:

The Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Prior to December 9, 2015, the date on which the Plan of Liquidation was adopted, the majority of dividends and capital gains distributions from the Fund were able to be automatically reinvested into additional shares of the Fund, based upon the discretion of the Fund’s shareholders.

Commencing with the First Liquidating Distribution, which was made on December 16, 2015, all distributions are intended to be part of a series of liquidating distributions which will result in the complete liquidation of the Fund. Reinvestment of liquidating distributions is not permitted.

Income tax information:

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

18

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Management has analyzed the tax positions taken on the Fund’s U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Fund’s financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Fund is subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:

Expenses attributable to the Fund are charged to it. Expenses attributable to the Trust are generally allocated using the ratio of each series’ average net assets relative to the total average net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the series’ average net assets relative to the total average net assets of each series of the Trust and Third Avenue Variable Series Trust.

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) on investments are allocated to the two classes of shares of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer and the Associate Director of Compliance, to whom the Trust paid $257,977, including $33,662 from the Fund, for the six months ended April 30, 2016. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees a fee of $5,000 for each meeting of the Board that each Trustee attends, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Variable Series Trust, also pays each independent Trustee an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The Trustees on the Audit Committee each receive $2,000 for each audit committee meeting and the audit committee chairman receives an annual retainer of $6,000. Effective March 2016, one of the Trustees now acts in an Advisory Trustee capacity. The Advisory Trustee receives an annual retainer of $32,500 and a fee of $2,500 for each Board meeting the Trustee attends.

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940 as ownership of 5% or more of the outstanding voting securities of these issuers) for the six months ended April 30, 2016 were as follows:

	Purchases	Sales
Affiliated	$74,001,177	$15,045,210
Unaffiliated	77,022,217	403,163,136

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of April 30, 2016.

Gross unrealized appreciation	$8,214,303
Gross unrealized depreciation	(460,103,270)
Net unrealized depreciation	(451,888,967)
Book cost	$1,037,622,971

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

The Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide that the Fund pay the Adviser an advisory fees at an annual rate of 0.75% based on the Fund’s total average daily net assets. These fees are calculated daily and paid monthly. The Adviser waived its advisory fees for the period from December 9, 2015 to April 30, 2016.

19

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Additionally, the Adviser pays certain expenses on behalf of the Fund which are partially reimbursed by the Fund, including service fees due to third parties, the compensation expense for the Fund’s Chief Compliance Officer and Associate Director of Compliance and other miscellaneous expenses. Effective December 9, 2015, the fund no longer reimburses the Adviser for its pro rata share of the service fee expense. At April 30, 2016, the Fund had amounts payable to the Adviser of $51,074, for reimbursement of expenses paid by the Adviser.

Until March 1, 2017 (subject to renewal), whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on the Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess. The expense limitations for the Fund are disclosed in the Financial Highlights. Effective December 9, 2015, the Adviser will not seek any recoupment from the Fund for previously waived and/or reimbursed expenses.

The Fund has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. The Fund pays the Adviser a fee calculated at an annual rate of 0.0055% of the average daily net assets of the Fund for such services. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $203,483, including $20,870 from the Fund. The Adviser waived its administration fees for the period from December 9, 2015 to April 30, 2016.

Both the Fund and the Adviser have entered into agreements with financial intermediaries to provide record keeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Fund if the shares of each customer were registered directly with the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. The Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Fund are reflected as shareholder servicing fees in the Statements of Operations. For the period from November 1, 2015 to December 8, 2015, such fees amounted to $152,445 for the Fund. The Adviser waived the Fund’s commitment to share in such expenses effective Decmeber 9, 2015.

The Fund has an expense offset arrangement in connection with its custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. The expense reduction amount due to this arrangement for the six months ended April 30, 2016 was $14,875 and the amount is reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statement of Operations.

4. LINE OF CREDIT

During the period, the Trust and Third Avenue Variable Series Trust were participants in a single committed, unsecured $100,000,000 line of credit with The Bank of Nova Scotia, to be used only for temporary or emergency purposes. This commitment was terminated on April 20, 2016. The interest on the loan was calculated at a variable rate based on the LIBOR, Federal Funds or Prime Rates. A commitment fee of 0.25% per annum of the available line of credit was charged, of which each series of the Trust and Third Avenue Variable Series Trust paid its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee was due and payable. The fee was paid quarterly in arrears and is included in “Miscellaneous” expenses in the Statement of Operations. From November 27, 2015 to December 9, 2015, $51,100,000 of the line of credit was utilized by the Fund. The interest and commitment fee related to the loan was $34,771 and is reflected as “Interest” in the Statement of Operations.

20

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

5. RELATED PARTY TRANSACTIONS

Investment in affiliates:

A summary of the Fund’s transactions in securities of affiliated issuers for the six months ended April 30, 2016 is set forth below:

	Shares/					Shares/
	Principal Amount†		Gross		Gross	Principal Amount†			Investment Income
	Held at Oct. 31,		Purchases		Sales and	Held at Apr. 30,		Value at	Nov. 1,2015-
Name of Issuer:	2015		and Additions		Reductions	2016		Apr. 30, 2016	Apr. 30, 2016
Affinion Group Inc. **	—		1,751,734	[1]	—	1,751,734		$17,736,307	$—
Affinion Group Inc. Warrants **	—		462,266	[1]	—	462,266		4,675,821	—
Affinion Group Inc. Warrants, Series C **	—		522	[1]	—	522		—	—
Affinion Group Inc. Warrants, Series D **	—		549	[1]	—	549		—	—
Affinion International Holdings, Ltd., 3.500%
Cash and 4.00% Payment-in-kind Interest, due 7/30/18 **	—		24,516,000	[1]	17,000,000	7,516,000		6,275,860	839,672
Corporate Risk Holdings Corp.	31,594		—		—	31,594		—	—
Corporate Risk Holdings I, Inc.	6,248,652		—		—	6,248,652		62,486,520	—
Corporate Risk Holdings LLC, Escrow, due 7/1/20	36,181,786		—		—	36,181,786		—	—
Corporate Risk Holdings LLC, Escrow, due 7/1/20	120,047,350		—		—	120,047,350		—	—
Corporate Risk Holdings LLC, 11.500% Cash or 13.500% Payment-in-kind Interest, due 1/2/20	33,658,828		1,527,269	[2]	—	35,186,097		32,079,164	2,058,126	[3]
Geokinetics Holdings USA, Inc.	124,461		—		—	124,461		8,201,980	—
Global Geophysical Services, Inc.	3,786,564		4	[1]	—	3,786,568		—	—
Global Geophysical Services, Inc., Escrow, due 5/1/17	15,599,000		—		—	15,599,000		—	—
Global Geophysical Services, Inc., Escrow, due 5/1/17	45,925,000		—		—	45,925,000		—	—
Global Geophysical Services, Inc., Term Loan B, 15.500% Payment-in-kind Interest, due 8/9/17	15,599,464		1,262,997	[2]	—	16,862,461		—	957,078
Global Geophysical Services, Inc., Warrants	262,913		—		—	262,913		—	—
Ideal Standard International S.A., Series B, 11.750% Cash or 15.750% Payment-in-kind Interest, due 5/1/18	27,905,497	EUR	2,197,558	2,EUR	—	30,103,055	EUR	34,469,673	2,719,375	[3]
Ideal Standard International S.A., Series C, 11.750% Cash or 17.750% Payment-in-kind Interest, due 5/1/18	33,180,416	EUR	2,944,762	2,EUR	—	36,125,178	EUR	41,365,339	4,691,084	[3]
Ideal Standard International Equity S.A. Alpecs	1,451,633,736,282		—		—	1,451,633,736,282		4,338,346	—
Liberty Tire Recycling Holdco, LLC, Term Loan B, 9.000%, due 7/7/20	22,194,375		—		111,250	22,083,125		19,985,228	1,234,556
Liberty Tire Recycling LLC, 2nd Lien, 11.000% Payment-in-kind Interest, due 3/31/21	48,958,986		2,692,744	[2]	—	51,651,730		41,476,339	2,774,718	[3]
Longview Intermediate Holdings C, LLC	4,550,000		—		—	4,550,000		22,181,250	—
Longview Power LLC, Revolver, 6.440%, due 4/13/20 **	—		500,000		—	500,000		442,500	8,135
LTR Holdings, Inc.	3,430,293		—		—	3,430,293		—	—
LTR Holdings, Inc., Warrants, expire 12/12/19	45,000		—		—	45,000		—	—
Phosphate Holdings, Inc.*	478,500		—		478,500	—		—	—
Platinum Energy Holdings, Inc.	50,000		—		—	50,000		57,000	—
Platinum Energy Holdings, Inc., Warrants, expire 10/4/18	10,874		—		—	10,874		—	—
Radio One, Inc., Class D	2,311,360		—		183,571	2,127,789		4,702,414	—
Reichhold Cayman L.P. & G.P.*	29,055		—		18,500	10,555		5,158,228	—
Reichhold Holdings International B.V., Term Loan, 12.000% Cash or 14.000% Payment-in-kind Interest, due 3/31/17*	4,421,726		133,646	[2]	—	4,555,372		4,555,372	—
21

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

	Shares/			Shares/
	Principal Amount†	Gross	Gross	Principal Amount†		Investment Income
	Held at Oct. 31,	Purchases	Sales and	Held at Apr. 30,	Value at	Nov. 1, 2015-
Name of Issuer:	2015	and Additions	Reductions	2016	Apr. 30, 2016	Apr. 30, 2016
Reichhold Holdings International B.V., Term Loan, 15.000% Cash or Payment-in-kind Interest, due 3/31/17*	2,667,984	94,197 [2]	—	2,762,181	$2,762,181	$—
Reichhold Industries, Inc., due 5/8/17*	17,478,774	—	—	17,478,774	—	—
Reichhold LLC II, Term Loan, 12.000% Cash or 14.000% Payment-in-kind Interest, due 3/31/17*	1,900,212	—	—	1,900,212	1,900,212	—
Spanish Broadcasting System, Inc., Class A	681,637	—	42,034	639,603	2,360,135	—
Total Affiliates					$317,209,869	$15,282,744

1	Share increase due to corporate action.
2	PIK interest.
3	Include interest and PIK interest.
*	As of April 30, 2016, no longer an affiliate.
**	As of October 31, 2015, not an affiliate.
†	Denominated in U.S. dollars unless otherwise noted.
EUR	Euro

Certain employees of the Adviser serve as members of the board of directors of companies in which the Fund has investments. As a result of such service, for the six months ended April 30, 2016, the Fund received $83,333 in board member fees from these companies that board members employed by the Adviser agreed to have paid directly to the benefit of the Fund. These fees are included in “Other Income” on the accompanying Statement of Operations.

6. DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that, as compensation for distribution and related services provided to the Fund’s Investor Class, the Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules. Payments by the Fund were suspended on December 9, 2015, and the Board terminated the Plan with respect to the Fund effective December 31, 2015.

For the period from November 1, 2015 to December 8, 2015, the distribution expenses for the Fund were $111,643.

7. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value. The Fund is not issuing new shares, and redemptions in the Fund are currently suspended pursuant to an order from the SEC.

Transactions in capital stock of each class were as follows:

	For the Period Ended		For the Year Ended
	April 30, 2016		October 31, 2015
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	930,462	$6,915,351	20,542,816	$190,873,062
Shares Issued upon reinvestment of dividends and distributions	1,186,798	7,904,073	6,477,929	60,668,559
Shares redeemed*	(16,374,936)	(118,859,335)	(61,127,281)	(561,668,709)
Net decrease	(14,257,676)	$(104,039,911)	(34,106,536)	$(310,127,088)
22

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

	For the Period Ended		For the Year Ended
	April 30, 2016		October 31, 2015
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	2,857,103	$21,056,977	73,136,327	$693,102,296
Shares Issued upon reinvestment of dividends and distributions	2,240,677	14,900,504	13,254,166	123,438,008
Shares redeemed*	(48,024,503)	(348,313,520)	(157,428,382)	(1,445,005,500)
Net decrease	(42,926,723)	$(312,356,039)	(71,037,889)	$(628,465,196)

*	Redemption fees are netted with redemption amounts.

Prior to December 9, 2015, the Fund charged a redemption fee of 2%, for shares redeemed or exchanged for shares of another series of the Trust within 60 days or less of the purchase date.

8. COMMITMENTS AND CONTINGENCIES

At April 30, 2016, the Fund had the following commitments and contingencies:

		Amount of	Funded	Value of
Issuer	Type	Commitment	Commitment	Segregated Cash
Longview Power LLC	Revolver	$1,250,000	$500,000	$750,000

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is a plaintiff in two separate litigations each pertaining to counterparties not performing their contractual obligations. The Fund is seeking damages from both counterparties.

The Fund is a defendant in an action initiated by the issuer of bonds currently held by the Fund pertaining to the validity of a notice of default sent to the issuer. The Fund expects the risk of any loss from this action to be remote.

On January 15, 2016, purported shareholder William Engel filed a derivative complaint in the Supreme Court of the State of New York, County of New York, captioned Engel v. Third Avenue Management LLC et al., Case No. 16-cv-1118 asserting derivative claims on behalf of the Fund.

On April 8, 2016, purported shareholder Avi Wagner filed a complaint in the Delaware Court of Chancery asserting derivative claims on behalf of the Fund against captioned Wagner v. Third Avenue Management LLC, Case No. CA12184.

On January 27, 2016, a class action complaint was filed in the United States District Court for the Central District of California, styled Tran v. Third Avenue Management LLC et al., Case No. 16-cv-00602. Thereafter three additional complaints were filed in the United States District Court for the Central District of California. On April 12, 2016, the court granted motions to transfer these cases to the Southern District of New York. On May 13, 2016, the Court appointed IBEW Local No. 58 Sound and Communication Division Retirement Plan as lead plaintiff. The matter was recaptioned as In re Third Avenue Management LLC Securities Litigation, Case No. 16-cv-2758. A consolidated amended complaint must be filed by July 12, 2016. Defendants must answer or file a pre-motion letter by August 26, 2016.

The Adviser does not believe these actions will have a material negative impact on the financial statements of the Fund.

9. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Fund. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

23

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

High yield debt:

The Fund invests in high yield, lower grade debt (sometimes referred to as “junk bonds”).The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid and could result in lower prices than those used in calculating the Fund’s net asset value. These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and are generally unsecured and subordinated to other creditors’ claims.

Credit and interest rate risk:

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Market risk:

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Counterparty risk:

The Fund is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

At April 30, 2016, the Fund had counterparty concentration of credit risk primarily with JPMorgan Chase Bank, N.A.

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Fund.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.The Fund’s overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Fund and any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.The Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

24

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

At April 30, 2016, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward Foreign Currency Contracts	$—	$1,095,409
Total derivative assets and liabilties in the Statement of Assets and Liabilities	—	1,095,409
Derivatives not subject to a master netting agreement or similiar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to a MNA	$—	$1,095,409

The following tables present the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of April 30, 2016:

Amount of
Liabilities
	Subject to a	Derivatives	Non-cash	Cash	Net Amount
	MNA by	Available	Collateral	Collateral	of Derivative
Counterparty	Counterparty	for Offset[1]	Pledged[2]	Pledged[2]	Liabilities[3]
JPMorgan Chase Bank, N.A.	$1,095,409	$—	$—	$(590,000)	$505,409

1	The amount of derviatives for offset is limited to the amount of assets and/or liabilites that are subject to a MNA.
2	Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.
3	Net amount represents the net amount payable to the counterparty in the event of default.

Loans and other direct debt instruments:

The Fund invests in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration:

The Fund’s cash balance is held at a major regional U.S. bank. The Fund’s cash balance, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subjects the Fund to a concentration of credit risk. The Fund regularly monitors the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Fund enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Focused Investing:

The Fund holds a relatively concentrated portfolio that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could decrease because of the poor performance of one or a few investments. Concentrated positions may be difficult to liquidate.

10. FEDERAL INCOME TAXES

The difference between book and tax basis total unrealized appreciation/(depreciation) is primarily attributable to differences in the treatment of amortization of discount on certain debt instruments, deferred losses on wash sales and other timing differences. Other cost basis adjustments are primarily attributable to unrealized appreciation/(depreciation) on certain derivatives and items related to other miscellaneous investments.

As of October 31, 2015, the Fund has a capital loss carryforward which should be available to offset certain capital gains generated in future years as follows:

Capital Losses incurred
in a post-enactment year	Short-Term	Long-Term	Total
No Expiration Date	$89,657,034	$217,650,552	$307,307,586
25

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (“post-enactment year”) to be carried forward for an unlimited period to the extent not utilized. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.

11. SUBSEQUENT EVENTS

Pursuant to the Modified Plan of Liquidation, a cash distribution of $64 million was paid to the Fund’s shareholders on June 15, 2016 (the “Second Liquidating Distribution”). The Second Liquidating Distribution of $0.54362 per share was paid to shareholders of record of the Fund’s Institutional and Investor classes as of June 14, 2016. Internal Revenue Service Form 8937 - Report of Organizational Actions Affecting Basis of Securities -providing further detail with respect to the tax treatment of the Second Liquidating Distribution to the Fund’s shareholders has been posted to the Fund’s website at thirdavenuefunds.com.

26

Third Avenue Trust

Third Avenue Focused Credit Fund

Schedule of Shareholder Expenses

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Although the Fund is no longer charging redemption fees or paying management fees, shareholder servicing fees, or distribution fees, this example is required to be included pursuant to SEC rules.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2015 and held for the six month period ended April 30, 2016.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The example also assumes all dividends and distributions have been reinvested.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	November 1, 2015 to	Annualized
	November 1, 2015	April 30, 2016	April 30, 2016*	Expense Ratio
Investor Class
Actual	$1,000	$782.90	$3.10	0.70%
Hypothetical	$1,000	$1,021.38	$3.52	0.70%
Institutional Class
Actual	$1,000	$783.30	$2.75	0.62%
Hypothetical	$1,000	$1,021.78	$3.12	0.62%

*	Expenses (net of fee waivers and expense offset arrangement) are equal to the Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year (182) divided by 366.
27

BOARD OF TRUSTEES

William E. Chapman, II	Patrick Reinkemeyer
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman
Eric Rakowski

Martin Shubik — Advisory Trustee

OFFICERS

Martin J. Whitman — Chairman of the Board
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — President, General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
383 Madison Avenue, 4th Floor
New York, NY 10179

If you would like further information about Third Avenue Funds, please contact your relationship manager or email clientservice@thirdave.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on

Form N-CSR is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	June 29, 2016

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	June 29, 2016